              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                              ON JANUARY 28, 1998
                                                               FILE NO. 33-11981

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

         PRE-EFFECTIVE AMENDMENT NO.                                    [ ]

         POST-EFFECTIVE AMENDMENT NO. 13                                [X]

                                                           AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

AMENDMENT NO. 16

                     COLORADO BONDSHARES--A TAX-EXEMPT FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

          SUITE 1150, 1200 SEVENTEENTH STREET, DENVER, COLORADO 80202
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

               (303) 572-6990 (800) 572-0069 (OUTSIDE OF DENVER)
              REGISTRANT'S TELEPHONE NUMBERS, INCLUDING AREA CODE:

                               FRED R. KELLY, JR.
                      SUITE 1150, 1200 SEVENTEENTH STREET
                             DENVER, COLORADO 80202
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:

                           ROBERT J. AHRENHOLZ, ESQ.
                 KUTAK ROCK 717 SEVENTEENTH STREET, SUITE 2900
                             DENVER, COLORADO 80202

It is proposed that this filing will become effective (check appropriate line):

[x]      immediately upon filing pursuant to paragraph (b).
[ ]      on (date) pursuant to paragraph (b).
[ ]      60 days after filing pursuant to paragraph (a)(i).
[ ]      on (date) pursuant to paragraph (a)(i).
[ ]      75 days after filing pursuant to paragraph (a)(ii).
[ ]      on (date) pursuant to paragraph (a)(ii) of Rule 485.

         If appropriate check the following box:

[ ]      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. A Rule 24f-2 Notice for the fiscal year ended September 30, 1997 was filed on November 28, 1997.

                     COLORADO BONDSHARES--A TAX-EXEMPT FUND

                                   FORM N-1A
                             CROSS REFERENCE SHEET
                              PURSUANT TO RULE 481


                                              LOCATION IN
FORM N-1A                                     PROSPECTUS OR STATEMENT
ITEM NO.                                      OF ADDITIONAL INFORMATION
---------                                     -------------------------


                                 PROSPECTUS
1.   Cover Page                               Cover Page

2.   Synopsis                                 EXPENSE TABLE

3.    Financial Highlights                    FINANCIAL HIGHLIGHTS

4.   General Description of Registrant        WHAT IS COLORADO BONDSHARES--A TAX-
                                                      EXEMPT FUND?
                                              WHAT ARE THE INVESTMENT OBJECTIVES OF
                                                      THE FUND?
                                              WHAT ARE THE INVESTMENT POLICIES OF
                                                      THE FUND?

5.   Management of the Fund                   HOW IS THE FUND MANAGED?
                                              WHAT ABOUT ALLOCATION OF PORTFOLIO
                                                       TRANSACTIONS?
                                              WHAT MANAGEMENT AND SERVICE
                                                      FEES DOES THE FUND PAY?

5A.   Management's Discussion of              MANAGEMENT'S DISCUSSION OF FUND
      Fund Performance                                PERFORMANCE

6.   Capital Stock and Other Securities       WHAT ARE TAX-EXEMPT OBLIGATIONS?
                                              WHAT KIND OF SHARES DOES THE FUND
                                                      OFFER?
                                              WHO IS THE SHAREHOLDER SERVICE AGENT?
                                              WHAT SERVICES ARE PROVIDED TO
                                                      SHAREHOLDERS?
                                              WHAT DISTRIBUTIONS WILL I RECEIVE?
                                              WHAT IS THE EFFECT OF INCOME TAX
                                                      ON MY INVESTMENT?

7.   Purchase of Securities Being Offered     HOW CAN I INVEST IN THE FUND?
                                                      WHAT DO SHARES COST?
                                              HOW IS NET ASSET VALUE PER SHARE
                                                      DETERMINED?
                                              HOW CAN I REINSTATE MY INVESTMENT?

8.   Redemption or Repurchase                  HOW CAN I "SELL" MY SHARES?
                                                      HOW CAN I REINSTATE MY INVESTMENT?

9.   Pending Legal Proceedings                Not Applicable

                     STATEMENT OF ADDITIONAL INFORMATION

10.  Cover Page                               Cover Page

11.  Table Of Contents                        TABLE OF CONTENTS

12.  General Information and History          WHAT IS COLORADO BONDSHARES--A
                                                      TAX-EXEMPT FUND?
                                              GENERAL INFORMATION

13.  Investment Objectives and Policies       WHAT ARE THE FUND'S INVESTMENT
                                                      OBJECTIVES, POLICIES AND RISKS?
                                              WHAT ARE THE FUND'S INVESTMENT
                                                      LIMITATIONS?

14.  Management of the Fund                   WHO GIVES INVESTMENT ADVICE TO THE
                                                      FUND?
                                              HOW IS THE FUND MANAGED?

15.  Control Persons and Principal            HOW IS THE FUND MANAGED?
     Holders of Securities

16.  Investment Advisory and Other Services   HOW IS THE FUND MANAGED?
                                              ADVISORY AGREEMENT AND EXPENSES and
                                                      CUSTODIAN AND AUDITORS

17.  Brokerage Allocation and Other           Disclosed In Prospectus Under
     Practices                                "WHAT ABOUT ALLOCATIONS OF
                                                      PORTFOLIO TRANSACTIONS?"
                                              ADVISORY AGREEMENT AND
                                                      EXPENSES

18.  Capital Stock and Other Securities       WHAT KIND OF SHARES DOES THE
                                                      FUND OFFER?

19.  Purchase, Redemption and Pricing of      Disclosed In Prospectus Under "HOW
     Securities Being Offered                         CAN I INVEST IN THE FUND?,"
                                              "HOW CAN I 'SELL' MY SHARES?,"
                                              "HOW IS NET ASSET VALUE PER
                                                      SHARE DETERMINED?"
                                              and "WHAT DO SHARES COST?"
                                              PURCHASE OF SHARES
                                              REDEMPTION OF SHARES
                                              HOW IS NET ASSET VALUE PER SHARE
                                                      DETERMINED?

20.  Tax Status                               Disclosed In Prospectus Under "WHAT
                                                      IS THE EFFECT OF INCOME TAX ON
                                                      MY INVESTMENTS?"

21.  Underwriters                             DISTRIBUTION OF SHARES

22.  Calculations of Performance Data         CALCULATION OF PERFORMANCE DATA

23.  Financial Statements                     Financial Statements

                              COLORADO BONDSHARES
                               A TAX-EXEMPT FUND

                      1200 Seventeenth Street, Suite 1150
                             Denver, Colorado 80202
                                 (303) 572-6990
                        (800) 572-0069 (Outside Denver)


                                                                January 28, 1998


  Colorado BondShares -- A Tax-Exempt Fund (the "Fund") is a mutual fund that seeks to maximize income exempt from federal income taxes and from Colorado personal income taxes to the extent consistent with preservation of capital. The Fund has a secondary objective of seeking opportunities for capital appreciation. The Fund will invest not less than 65% of the value of its total assets in tax-exempt bonds. The balance of its total assets will be invested in other tax-exempt securities of the State of Colorado, its political subdivisions, municipalities and public authorities, the interest on which is exempt from federal income taxes and Colorado personal income taxes. The Fund will invest principally, without percentage limitation, in Tax-Exempt Obligations (as defined herein) which on the date of investment are not rated, although the Fund may invest up to 50% of its assets in rated Tax-Exempt Obligations. There can be no assurance that the Fund will achieve its objectives.

  This Prospectus sets forth concisely the information concerning the Fund that a prospective investor should know before investing. Please review this Prospectus carefully and retain it for future reference.


  Additional information about the Fund, including a Statement of Additional Information dated January 28, 1998, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available upon request and without charge by calling or writing the Fund at the telephone numbers or the address set forth above. The Statement of Additional Information is incorporated herein by reference in its entirety.


         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
                                   SECURITIES
          AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED ON THE
            ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTA-
                  TION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                             ---------------------

                               TABLE OF CONTENTS


                                             PAGE
                                             ----
Expense Table..............................    2
Condensed Financial Information............    3
What Is Colorado Bondshares -- A Tax-
  Exempt Fund?.............................    4
What Are The Investment Objectives Of The
  Fund?....................................    4
What Are The Investment Policies Of The
  Fund?....................................    4
What Are The Risks Of Investing In Not
  Rated Tax-Exempt Obligations?............    6
What Are The Risks Of Investing In Lower
  Rated Tax-Exempt Obligations?............    6
What Are Tax-Exempt Obligations?...........    7
How Is The Fund Managed?...................   11
What About Allocation Of Portfolio
  Transactions?............................   12
What Management And Service Fees Does The
  Fund Pay?................................   13
Management's Discussion Of Fund
  Performance..............................   14
What Kind Of Shares Does The Fund
  Offer?...................................   17
How Can I Invest In The Fund?..............   17
What Do Shares Cost?.......................   17
How Can I "Sell" My Shares?................   18
How Can I Reinstate My Investment?.........   18
What Distributions Will I Receive?.........   18
What Is The Effect Of Income Tax On My
  Investment?..............................   19
Who Is The Shareholder Service Agent?......   20
How Is Net Asset Value Per Share
  Determined?..............................   21
What Services Are Provided To
  Shareholders?............................   21
Performance Data...........................   21
General Information........................   22

                                 EXPENSE TABLE

  The following table is provided to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "WHAT MANAGEMENT AND SERVICE FEES DOES THE FUND PAY?" and "WHAT DO SHARES COST?" for a more complete description of these costs and expenses.


SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Charge Imposed on Purchases (as a percentage
     of offering price).....................................          4.75%
  Sales Charge on Reinvested Dividends......................           None
  Redemption Fee............................................           None
ANNUAL FUND OPERATING EXPENSES (as a percentage of average
  net assets) Management Fee................................           .50%
  Rule 12b-1 Fees...........................................           None
  Other Expenses............................................           .23%
          Total Fund Operating Expenses.....................           .73%


EXAMPLE

  You would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) redemption at the end of each time period*. The Securities and Exchange Commission requires that all mutual funds use the 5% annual return rate for the purpose of preparing the example below.


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $55       $70       $87       $136


  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR EXPENSES AND ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


  The percentage figure above for "Other Expenses" is based on actual amounts incurred for the most recent fiscal year. The Fund receives earnings credits on cash balances maintained with the custodian which results in offsetting custodian fees incurred for safeguarding fund assets, which are included in the expense amount above.

---------------
* You would pay the same expenses assuming no redemption since the Fund does not charge a redemption fee.

                              FINANCIAL HIGHLIGHTS



  The per share data and ratios in the table below have been audited by KPMG Peat Marwick LLP, the Fund's independent auditors, whose report can be found in the Statement of Additional Information of the Fund, which is available upon request. Further financial information is included in the Statement of Additional Information.



  Selected data for a share of beneficial interest outstanding for the periods ended September 30 is as follows:





                                                                   YEAR ENDED SEPTEMBER 30,
                              --------------------------------------------------------------------------------------------------
                               1997      1996      1995      1994      1993      1992      1991      1990      1989       1988
                              -------   -------   -------   -------   -------   -------   -------   -------   -------    -------
Per Share Operating Data:
  Net asset value, beginning
    of
    period..................  $  9.37   $  9.16   $  9.07   $  9.13   $  9.07   $  8.96   $  8.93   $  9.61   $  9.59    $  9.43
                              -------   -------   -------   -------   -------   -------   -------   -------   -------    -------
  Net investment income.....      .58       .61       .60       .63       .66       .68       .71       .74       .74        .77
  Net realized and
    unrealized gain (loss)
    on investments..........      .21       .20       .09      (.06)      .07       .10       .03      (.68)      .03        .16
                              -------   -------   -------   -------   -------   -------   -------   -------   -------    -------
  Increase from investment
    operations..............      .79       .81       .69       .57       .73       .78       .74       .06       .77        .93
  Dividends from net
    investment income.......     (.58)     (.60)     (.60)     (.63)     (.67)     (.67)     (.71)     (.74)     (.75)      (.77)
                              -------   -------   -------   -------   -------   -------   -------   -------   -------    -------
Net increase (decrease) in
  net asset value...........      .21       .21       .09      (.06)      .06       .11       .03      (.68)      .02        .16
                              -------   -------   -------   -------   -------   -------   -------   -------   -------    -------
  Net asset value, end of
    period..................  $  9.58   $  9.37   $  9.16   $  9.07   $  9.13   $  9.07   $  8.96   $  8.93   $  9.61    $  9.59
                              =======   =======   =======   =======   =======   =======   =======   =======   =======    =======
  Total Return, at Net Asset
    Value(1)................     8.66%     9.15%     8.05%     6.50%     8.53%     9.09%     8.49%     0.61%     8.49%      9.57%
                              =======   =======   =======   =======   =======   =======   =======   =======   =======    =======
Ratios/Supplemental data:
  Net assets, end of period
    (000)s..................  $67,249   $50,583   $44,768   $41,790   $34,773   $27,585   $25,177   $34,397   $37,551    $15,319
                              =======   =======   =======   =======   =======   =======   =======   =======   =======    =======
Ratios to average net
  assets:
  Net investment income.....     6.13%     6.50%     6.81%     6.96%     7.27%     7.61%     8.04%     7.85%     8.80%      7.38%
                              =======   =======   =======   =======   =======   =======   =======   =======   =======    =======
  Expenses, inclusive of
    expenses paid indirectly
    by the Fund.............      .84%      .77%      .84%      .74%      .81%      .94%     1.06%      .82%      .79%(2)    .43%(2)
                              =======   =======   =======   =======   =======   =======   =======   =======   =======    =======
  Expenses, net of expenses
    paid indirectly by the
    Fund....................      .73%      .70%      .77%      .74%      .81%      .94%     1.06%      .82%      .79%(2)    .43%(2)
                              =======   =======   =======   =======   =======   =======   =======   =======   =======    =======
Portfolio turnover
  rate(3)...................    27.66%    24.53%    27.48%    22.04%     7.87%     5.00%     9.35%    34.54%    11.58%     11.12%
                              =======   =======   =======   =======   =======   =======   =======   =======   =======    =======


---------------


(1) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.



(2) Absent voluntary expense reimbursement by the Fund's investment adviser, the expense ratios for the years and period ended September 30, 1989 and 1988 would have been 0.86% and 1.27%, respectively. There have been no voluntary reimbursements subsequent to fiscal 1989.



(3) The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation.


    Purchases and sales of investment securities (excluding short-term securities) for the year ended September 30, 1997 were $28,011,321 and $15,813,508, respectively.

WHAT IS COLORADO BONDSHARES --
A TAX-EXEMPT FUND?

  Colorado BondShares -- A Tax-Exempt Fund (the "Fund") is a diversified, open-end management investment company, or mutual fund, organized as a Massachusetts business trust on February 13, 1987.

  When you invest in shares of the Fund, your money is combined with that of many other investors. The Fund provides you with diversification by investing this money in tax-exempt bonds and other tax-exempt securities (tax-exempt notes and tax-exempt municipal leases) (collectively, "Tax-Exempt Obligations") of the State of Colorado, its political subdivisions, municipalities and public authorities. Freedom Funds Management Company, a Delaware corporation, the investment adviser of the Fund (the "Investment Adviser"), provides prudent and professional management by investing in those Tax-Exempt Obligations that meet the Fund's investment objectives.

WHAT ARE THE INVESTMENT OBJECTIVES
OF THE FUND?

  The Fund seeks to maximize income exempt from federal income taxes and from Colorado personal income taxes to the extent consistent with preservation of capital; a secondary objective is to seek opportunities for capital appreciation. The Fund will invest in Tax-Exempt Obligations of the State of Colorado, its political subdivisions, municipalities and public authorities, the interest on which is exempt from regular federal income taxes and from Colorado personal income taxes. (See "WHAT IS THE EFFECT OF INCOME TAX ON MY INVESTMENT?")

WHAT ARE THE INVESTMENT POLICIES
OF THE FUND?

  It is a nonfundamental policy of the Fund that, under normal circumstances, the Fund will invest at least 65% of the value of its total assets in tax-exempt bonds. The balance of its total assets will be invested in other tax-exempt securities of the State of Colorado, its political subdivisions, municipalities and public authorities, the interest on which is exempt from regular federal income taxes and from Colorado personal income taxes.

  The Fund will invest principally, without percentage limitation, in Tax-Exempt Obligations which on the date of investment are not rated, although it may invest up to 50% of its assets in rated Tax-Exempt Obligations. Because it will invest without limitation in not rated Tax-Exempt Obligations, the Fund will be a high-risk fund. Tax-Exempt Obligations which are not rated generally offer higher yields than Tax-Exempt Obligations in the higher ratings categories, but also are generally subject to a greater credit risk. Since the yield differentials between rated and not rated Tax-Exempt Obligations vary over time, no specific level of income or yield differential can ever be assured.

  With respect to Tax-Exempt Obligations which are not rated by a major rating agency, the Fund will be more reliant on the Investment Adviser's judgment, analysis and experience than would be the case if such Tax-Exempt Obligations were rated. The Fund's Investment Adviser will attempt to reduce the risk of investing in not rated Tax-Exempt Obligations through credit analysis, attention to current economic trends and developments in the geographic areas affecting the Fund's investments, active portfolio management and diversification among municipal issuers.

  Less than 35% of the value of the Fund's total assets will be invested in Tax-Exempt Obligations which are rated lower than "Baa" by Moody's Investors Service ("Moody's") or lower than "BBB" by Standard & Poor's Corporation ("S&P") or, if not rated, of equivalent quality as determined by the Investment Adviser. (A description of Moody's and S&P's ratings are included in the Statement of Additional Information). The percentage limitation applies only at the time of purchase and the Fund is not is not required to dispose of a Tax-Exempt Obligation if down-graded by a rating service or, if not rated, the Investment Adviser determines that a Tax-Exempt Obligation no longer is of equivalent quality. See "WHAT ARE THE RISKS OF INVESTING IN LOWER RATED TAX-EXEMPT OBLIGATIONS?"

  Not rated Tax-Exempt Obligations are frequently traded in markets where the number of potential purchasers and sellers is limited. There may be a limited resale market for certain Tax-Exempt Obligations in which the Fund will invest which may have the following effects: (i) limited availability of such

Tax-Exempt Obligations for the Fund to purchase, (ii) limited choice of such Tax-Exempt Obligations sold to meet redemption requests, and (iii) limited ability of the Fund to sell or dispose of such Tax-Exempt Obligations.

  Generally, the Fund will not buy illiquid securities or Tax-Exempt Obligations for which an active trading market does not exist. Moreover, as a matter of fundamental policy, in no event will the Fund acquire Tax-Exempt Obligations (including not rated Tax-Exempt Obligations) or other illiquid assets for which there is no active trading market if such Tax-Exempt Obligations and illiquid assets, in the aggregate, would comprise 10% or more of the net assets of the Fund. Included in this 10% limitation are restricted or not readily marketable securities and repurchase agreements maturing or terminable in more than seven days. Although there may be no daily bid and asked activity for certain not rated Tax-Exempt Obligations, there is an active secondary market for them, and for this reason the Fund's Investment Adviser considers them to be liquid.


  The weighted average maturity of the Fund's portfolio is currently 6.61 years.


  Under normal market conditions, the Fund will attempt to invest 100% and as a matter of fundamental policy will, except for temporary investments as described below, invest at least 80% of the value of its net assets in Tax-Exempt Obligations, the interest on which is exempt from regular federal income taxes and from Colorado personal income tax. Tax-Exempt Obligations on which the interest is treated as an item of tax preference for purposes of the alternative minimum tax will not be counted toward the 80% policy of the Fund. (See the discussion of the alternative minimum tax under "WHAT IS THE EFFECT OF INCOME TAX ON MY INVESTMENT?")

  The Fund may, on a temporary basis, invest up to 50% of the value of its net assets in Tax-Exempt Obligations, the interest on which is exempt from regular federal income tax, but not Colorado personal income tax. Such Tax-Exempt Obligations would include those which are set forth under "What Are Tax-Exempt Obligations?" and which would otherwise meet the Fund's objectives. This may be done if in the judgment of the Investment Adviser sufficient Colorado Tax-Exempt Obligations are not available for purchase, for temporary defensive purposes, or to meet the cash needs of the Fund.

  The Fund also may invest up to 20% of the value of its net assets in fixed-income securities, the interest on which is subject to federal, state and local income tax. This may be done (i) pending the investment or reinvestment in Tax-Exempt Obligations, (ii) in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors, or (iii) where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. For purposes of this paragraph, the term "fixed-income securities" shall include only securities issued or guaranteed by the United States Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities, and certificates of deposit of domestic banks which have capital, surplus and undivided profits of over $1 billion and which are members of the Federal Deposit Insurance Corporation. In addition to investing short-term in fixed-income securities, it is a fundamental policy of the Fund that it may invest up to 10% of the value of its net assets in the shares of the registered investment companies which qualify as money market funds, the distributions from which are exempt from federal income taxation.

  The Fund may borrow money from banks for temporary purposes only, and in an amount not to exceed 10% of the value of its total assets. The Fund will not purchase portfolio securities if it has outstanding borrowings in excess of 5% of the value of its total assets.

  The Fund may purchase, without limitation, securities on a "when-issued" basis, in which case delivery and payment normally take place within 45 days from the commitment to purchase. When the Fund purchases on a "when-issued," or "firm commitment," basis, it agrees to buy securities for delayed delivery from a seller at a future date, stated price, and fixed yield. The agreement binds the seller as to delivery and binds the Fund as to acceptance. There are special risk factors associated with the purchase of "when-issued" securities: the value of fixed yield securities will fluctuate as interest rates vary. Thus, even before delivery of the security, a firm commitment contract may represent an unrealized gain or loss on the security to be delivered. Exposure of the

Fund's assets to risk of loss is borne proportionately by all the securities issued by the Fund; thus, the speculative character of Tax-Exempt Obligations increases as the Fund enters into increasing numbers of firm commitment agreements.

  The Fund may also purchase floating rate and variable rate securities and municipal leases, including participation interests therein. For information about these Tax-Exempt Obligations and their potential effect on your investment, see "WHAT ARE TAX-EXEMPT OBLIGATIONS?"

  Except as noted above or in the Statement of Additional Information, the foregoing investment policies are not fundamental and the Board of Trustees of the Fund may change such policies without the vote of a majority of the outstanding voting securities of the Fund. However, the Board of Trustees will not change the Fund's principal investment objective, which is a fundamental policy of the Fund, of seeking to maximize income exempt from federal taxes and from Colorado personal income taxes to the extent consistent with preservation of capital without such a vote. Under the Investment Company Act of 1940, a "vote of a majority of the outstanding voting securities" of the Fund or of a particular Series means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or such Series or (2) 67% or more of the shares of the Fund or of such Series present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund or of such Series are represented at the meeting in person or by proxy.

WHAT ARE THE RISKS OF INVESTING IN NOT RATED TAX-EXEMPT OBLIGATIONS?

  The Fund will attempt to maximize income exempt from federal and Colorado personal income taxes by investing up to 100% of its assets in Tax-Exempt Obligations that are not rated. These not rated obligations will generally have a higher level of credit and market risks than rated obligations. While the Investment Adviser will attempt to reduce this higher level of risk, it may not be able to do so.

  The additional risks of investing in not rated Tax-Exempt Obligations include, but are not limited to, a higher level of market price volatility, higher sensitivity to interest rate changes, reduced creditworthiness, a less liquid secondary trading market and lack of supply of new issues. Any one of these risks, or a combination of them, could have an adverse effect on the Fund's net asset value and income. In addition, the anticipated higher level of income may not be sufficient to offset a loss in net asset value.

WHAT ARE THE RISKS OF INVESTING IN LOWER RATED TAX-EXEMPT OBLIGATIONS?


  Tax-Exempt Obligations which are rated Baa or higher by Moody's or BBB or higher by S&P are considered "investment grade" and are regarded as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate." Additionally, the Investment Adviser has deemed many of the issuers of not rated Tax-Exempt Obligations in which the Fund invests to be comparable to issuers having such ratings. Tax-Exempt Obligations rated lower than Baa by Moody's or lower than BBB by S&P have speculative characteristics and changes in economic conditions or other circumstances which may lead to weakened capacity to make principal and interest payments than higher rated bonds. Tax-Exempt Obligations which are rated lower than Baa by Moody's or lower than BBB by S&P ordinarily provide higher yields but involve greater risks because of reduced creditworthiness and increased risk of default. Lower-rated Tax-Exempt Obligations generally tend to reflect short-term economic and market developments to a greater extent than higher-rated Tax-Exempt Obligations which react primarily to fluctuations in the general level of interest rates. In addition since there are fewer investors in lower-rated Tax-Exempt Obligations, it may be harder to sell the Tax-Exempt Obligations at the optimum time. As a result of these factors, lower-rated Tax-Exempt Obligations tend to have more price volatility and carry more risk to principal and income than higher-rated Tax-Exempt Obligations.


  Additional risks of investing in lower-rated Tax-Exempt Obligations include, without limitation, a less liquid secondary trading market, an increased possibility of redemption earlier than the stated maturity date and legislation which limits the use or other advantages of investing in lower-rated bonds. Any one of these risks, or a combination of them, could have an adverse effect on the Fund's net asset value and income. For a further description of the risks associated with lower-rated Tax-Exempt Obliga-tions, see "WHAT ARE THE RISKS OF INVESTING IN LOWER-RATED TAX-EXEMPT OBLIGATIONS?" in the Statement of Additional Information.


  The table below sets forth, as of September 30, 1997, the percentage of the Fund's total assets of (i) rated Tax-Exempt Obligations, (ii) not rated Tax-Exempt Obligations as a group, (iii) not rated Tax-Exempt Obligations that have an equivalent rating of "Baa" or higher by Moody's or BBB or higher by S&P as determined by the Investment Adviser and (iv) not rated Tax-Exempt Obligations that have an equivalent rating of lower than Baa by Moody's or lower than BBB by S&P as determined by the Investment Adviser.



                                      PERCENTAGE OF
                                       TOTAL TAX-
           MOODY'S RATING                EXEMPT
          (S&P EQUIVALENT)             OBLIGATIONS
          ----------------            -------------
Aaa(AAA)............................      22.8%
Aa(AA)..............................       1.2
A(A)................................       8.2
Baa(BBB)............................       1.2
Ba(BB)..............................       0.0
B(B)................................       1.0
All not rated Tax-Exempt Obligations
  as a group........................      65.6
Investment grade not rated Tax-
  Exempt Obligations................      62.1
Below investment grade not rated
  Tax-Exempt Obligations............       3.5


WHAT ARE TAX-EXEMPT OBLIGATIONS?

  Tax-Exempt Obligations include tax-exempt bonds and other tax-exempt securities (tax-exempt notes and tax-exempt municipal leases) issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, and instrumentalities, the interest on which is exempt from regular federal income taxes and, in certain instances, applicable state or local income taxes. Such Tax-Exempt Obligations are traded primarily in the over-the-counter market.

TAX-EXEMPT BONDS

  The Fund will invest, as a nonfundamental policy and under normal circumstances, a minimum of 65% of the value of its total assets in not rated "tax-exempt bonds," as that term is described in the following paragraphs.

  A tax-exempt bond is a certificate of indebtedness, extending over a period of more than one year from the time it is issued, evidencing the issuer's promise to pay both principal and interest in the future. The amount of principal and interest, as well as the time when these amounts are due, are specifically described in the bond instrument.

  Tax-exempt bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Tax-exempt bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions and for general operating expenses. Private activity bonds ("PABs"), which are considered tax-exempt bonds if the interest paid thereon is exempt from regular federal income taxes, are issued by or on behalf of public authorities to obtain funds to provide privately-operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities. Under the Tax Reform Act of 1986 interest on most post-'86 PABs, while still exempt from the regular income tax, constitutes an item of tax preference in determining the alternative minimum tax. See "WHAT IS THE EFFECT OF INCOME TAX ON MY INVESTMENT?" for a more complete discussion.

  Two principal classifications of tax-exempt bonds are "general obligation bonds" and "revenue bonds." General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although PABs are issued by municipal authorities, they are generally secured by the revenues derived from payments of the user. The payment of the principal and interest on PABs is dependent solely on the ability of the user of the facilities or assets financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund's Investment Adviser will seek to invest in those general obligation and revenue bonds which will best achieve the Fund's principal and secondary investment objectives.

OTHER TAX-EXEMPT SECURITIES

  Although the Fund will invest, as described above, a minimum of 65% of its total assets in tax-exempt bonds, it will also acquire other tax-exempt securities such as tax-exempt notes and tax-exempt municipal leases, described in the following paragraphs.

TAX-EXEMPT NOTES

  Tax-exempt notes generally are used to provide for short-term capital needs and generally have maturities of one year or less. Notes issued by the State of Colorado, its municipalities and public authorities are exempt from regular federal income taxes and from Colorado personal income taxes. Tax-exempt notes include:

  1. Project Notes. Project Notes are backed by an agreement between a local issuing agency and the federal Department of Housing and Urban Development, and carry a United States Government guarantee. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and urban renewal programs). Although they are the primary obligations of the local public housing agencies or the local urban renewal agencies, the agreement provides for the additional security of the full faith and credit of the United States government. Payment by the United States pursuant to its full faith and credit obligation does not impair the tax-exempt character of the income from Project Notes.

  2. Tax Anticipation Notes. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

  3. Revenue Anticipation Notes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Programs.

  4. Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases the long-term bonds then provide the money for the payment of the Notes.

  5. Construction Loan Notes. Construction Loan Notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of Construction Loan Notes, is sometimes provided by a commitment by the Government National Mortgage Association to purchase the loan, accompanied by a commitment by the Federal Housing Administration to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan.

TAX-EXEMPT MUNICIPAL LEASES

  Tax-exempt municipal leases are issued for one to ten years. They provide municipal authorities with funds to lease various types of property and equipment. The property or equipment is collateral for the owner of the lease. Tax-exempt municipal leases are generally self-amortizing through the term of the lease.

  A municipal lease is subject to annual appropriation by its issuing municipal authority each year. In other words, while the lease may be for a term exceeding one year, the issuing municipality will only commit to payments on the lease each year. If the issuing municipality does not appropriate sufficient funds for the following year's lease payments, the lease will go into default with the potential for significant loss of principal and accrued interest to the investor.

  In addition, in the event of default, the owner of the lease has limited recourse to recover unpaid principal and accrued interest from the issuing municipality. This recourse is limited to possession of the leased property and the subsequent sale of the property. There is no assurance that the proceeds from a sale will be sufficient to pay the total amount of unpaid principal and accrued income due on the lease. If the proceeds are not sufficient to pay the unpaid principal and accrued income, an investor will realize a capital loss.

  Investment in tax-exempt municipal leases also involves special investment risk considerations not associated with general obligation or revenue municipal debt obligations, due to the reduced liquidity of tax-exempt municipal leases because of a limited secondary trading market. Furthermore, all municipal debt securities, including tax-exempt municipal leases, are subject to the risk that their tax-exempt status may be modified or eliminated through legislative action.

WHEN-ISSUED SECURITIES

  The Fund may purchase Tax-Exempt Obligations on a "when-issued" basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the Tax-Exempt Obligations are each fixed at the time the buyer enters into the commitment. Although the Fund will only purchase Tax-Exempt Obligations on a when-issued basis with the intention of actually acquiring the Tax-Exempt Obligations, the Fund may sell these Tax-Exempt Obligations before the settlement date if it is deemed advisable.

  A separate account of the Fund consisting of cash or liquid high-grade debt securities equal to the amount of the when-issued commitments will be established with the Fund's Custodian and marked to market daily, with additional cash or liquid high-grade debt securities added when necessary. When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a value greater or less than the Fund's payment obligations). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital appreciation, which is not exempt from federal income taxes.

  Tax-exempt securities purchased on a when-issued basis and the securities held in the Fund are subject to changes in market value based upon the public's perception of the credit worthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary. Purchasing a tax-exempt security on a when-issued basis can involve a risk of loss if the value of the Tax-Exempt Obligation or other security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. For a further description of the risks associated with "when-issued" securities, see "WHAT ARE THE INVESTMENT POLICIES OF THE FUND?"

FLOATING RATE AND VARIABLE RATE TAX-EXEMPT OBLIGATIONS

  The Fund may purchase floating rate and variable rate Tax-Exempt Obligations, including participation interests therein. Investments in floating or variable rate Tax-Exempt Obligations normally will involve PABs which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Bills or the prime rate at a major commercial bank, and that the Fund can demand payment of the obligation on short notice, usually ten days, at par plus accrued interest, which amount may be more or less than the amount the Fund paid for the Tax-Exempt Obligations. Floating rate Tax-Exempt Obligations have an interest rate which changes whenever there is a change in the designated base interest rate (generally every six months) while variable rate Tax-Exempt Obligations provide for a specified periodic adjustment in the interest rate. Frequently such Tax-Exempt Obligations are secured by letters of credit or other credit support arrangements provided by banks.

  The Fund may invest in participation interests purchased from banks in variable rate Tax-Exempt Obligations (such as PABs) owned by banks. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank. An irrevocable letter of credit is an unconditional promise by a bank to allow the owner of a participation to draw down on the letter of credit to meet any unpaid principal or interest payments. While the letter of credit gives additional security to an investor, it is backed only by the full faith and credit of the issuing bank and as such is based on the financial soundness of the bank. The letter of credit may lose its effectiveness if the bank becomes insolvent, is closed or restructured or is liquidated pursuant to an order from an appropriate banking authority.

  The Investment Adviser will monitor the pricing, quality and liquidity of the variable rate demand Tax-Exempt Obligations held by the Fund, including the PABs supported by bank letters of credit or guarantees, on the basis of published financial information, reports of rating agencies and other analytical services to which the Investment Adviser may subscribe. Participation interests will be purchased only if, in the opinion of bond counsel for the original issuance of such participation interests, interest income on such interests will be tax-exempt when distributed as dividends to shareholders.

SPECIAL FACTORS AFFECTING ISSUERS OF COLORADO TAX-EXEMPT OBLIGATIONS

  Because of limitations contained in the state constitution, the State of Colorado issues no general obligation bonds secured by the full faith and credit of the state. Several agencies and instrumentalities of state government, however, are authorized by statute to issue bonds secured by revenues from specific projects and activities. Additionally, the state is authorized to issue short-term revenue anticipation notes.

  There are approximately 2,000 units of local government in Colorado. These include counties, home rule cities and counties, statutory cities and towns, school districts, water and sanitation districts, fire protection districts, metropolitan districts, general improvement districts and service districts. These municipal entities all have some constitutional and/or statutory authority to collect taxes, generate revenues and incur indebtedness.


  A major revenue source for many of these municipalities is the ad valorem property tax levied at the local level, with $2,668,403,531 and $2,784,138,646 levied throughout Colorado in tax years 1995 and 1996, respectively.



  In 1996, the assessed valuation of all real and personal property subject to taxation in Colorado was $33,595,086,130. This was up 3.5% from 1995 levels.



  The Colorado Legislative Council's economic forecast predicts an increase in state general fund revenues of about 7.8% during the 1997-1998 fiscal year.


  The major risks to a continued economic recovery in Colorado are reduced federal expenditures, particularly in the area of defense, cessation of large public works projects in the state, a drop in tourism caused by the lack of any state-sponsored advertising, and reduced commercial real estate values. Any of these potential events could adversely affect the Colorado economy and local governmental revenues. Additionally, on November 3, 1992, Colorado voters approved an amendment to the Colorado Constitution which is commonly referred to as the Taxpayer's Bill of Rights ("TABOR"). TABOR imposes various limits and new requirements on spending by the State of Colorado and all Colorado local governments (each of which is referred to in this section as a "governmental unit"). Any of the following, for example, now requires prior voter approval:
(i) any increase in a governmental unit's spending from one year to the next in excess of the rate of inflation plus a "growth factor," as defined in TABOR;
(ii) any increase in the real property tax revenues of a local governmental unit (not including the State) from one year to the next in excess of inflation plus the appropriate "growth factor"; (iii) any new tax, tax rate increase, mill levy increase, valuation for assessment ratio increase for a property class, extension of an expiring tax or a tax policy change directly causing a net tax revenue gain; and (iv) except for refinancing bonded indebtedness at a lower interest rate or adding new employees to existing pension plans, creation of any multiple-fiscal year direct or indirect debt or other financial obligation whatsoever without adequate present cash reserves pledged irrevocably and held for payments in all future fiscal years. TABOR has already reduced the financial flexibility of all levels of Colorado government. In particular, governmental units dependent on taxes on residential property are being squeezed between TABOR requirements of voter approval for increased mill levies and an earlier State constitutional amendment which has had the effect of lowering the assessment rate on residential property from 21.0% to 9.74% over the past eleven years.


  There can be no assurance that these, or other events, will not negatively affect the market value of the securities in the Fund or the ability of municipal entities to pay their debt obligations in a timely manner.

HOW IS THE FUND MANAGED?

  The Fund is a Massachusetts business trust. Its Board of Trustees will supervise the activities of the Fund and review the Fund's service contracts. The Fund is not required to hold annual shareholder meetings. However, special meetings may be called for such purposes as electing or removing trustees, changing fundamental investment policies or approving a new or amended advisory or management contract or plan of distribution. As a shareholder, you receive one vote for each share of the Fund you own. The Board of Trustees has the power to create additional series of Fund shares.

OFFICERS AND TRUSTEES OF THE FUND

  George N. Donnelly, Chairman of the Board of Trustees and President of the Fund, is a principal for MKT Inc., a marketing firm engaged in the sales of financial service products. Prior to joining MKT, Mr. Donnelly was a Vice President with Piper, Jaffray & Hopwood from February 1989 to April 1991. He previously served as President of Hanifen, Imhoff Inc. Mr. Donnelly was previously associated with MKT Inc. from August 1984 to April 1985 and with E.
F. Hutton & Company from December 1979 to November 1983.

  Andrew B. Shaffer, Trustee, Secretary and Treasurer of the Fund, is an attorney engaged in private practice. Mr. Shaffer has also been an attorney with the Internal Revenue Service, an associate at the Denver law firm of Sherman and Howard and a Shareholder/Director at the Denver law firm of Conover, McClearn & Heppenstall, P.C. He has been a visiting lecturer and Associate Professor at the University of Colorado Law School and has written numerous articles and lectured extensively in the areas of business, tax and estate planning.

INVESTMENT ADVISER

  The Investment Adviser is registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The Investment Adviser has its office at 1200 Seventeenth Street, Suite 1150, Denver, Colorado 80202.


  The Investment Adviser is a wholly owned subsidiary of Carbon County Holding Company, a Colorado corporation ("Carbon County"). Carbon County is a single bank holding company which owns 100% of Rawlins National Bank. Fred R. Kelly Jr., President, Secretary and Treasurer of the Investment Adviser and the Fund's portfolio manager, owns approximately 66% of the issued and outstanding stock of Carbon County.



  Fred R. Kelly, Jr., is President, Secretary and Treasurer of the Investment Adviser. Mr. Kelly has, for the past seven years, been the portfolio manager for the Fund and has been primarily responsible for the day-to-day management of the Fund's portfolio. From September 2, 1992 to November 30, 1994 Mr. Kelly also served as Secretary and Treasurer to the Fund. For ten years preceding his appointment as portfolio manager, Mr. Kelly worked for the investment banking firm of Hanifen, Imhoff Inc. ("Hanifen") and specialized in the area of tax-exempt public finance serving as financial advisor and investment banker for public entities primarily in the Rocky Mountain region. More recently, Mr. Kelly has been actively involved in the restructuring of financially troubled projects, has acted as a financial consultant and has appeared as an expert witness in the area of tax-exempt finance in Chapter 9 and Chapter 11 bankruptcy cases. Prior to joining Hanifen, Mr. Kelly was employed for six years by the U.S. Treasury Department, Comptroller of the Currency, as a Senior Field Examiner. Mr. Kelly is a past director of the Colorado Municipal Bond Dealers Association and Kansas National Bancorporation. Mr. Kelly pursued his undergraduate study at the University of Wyoming in Laramie, receiving his Bachelor's degree in Accounting with emphasis in Finance. Subsequently, he attended Northwestern University in Evanston, Illinois, where he completed his postgraduate work in banking.


  The Investment Adviser will attempt to meet the Fund's investment objectives by providing portfolio management and credit analysis services pursuant to the Prospectus and the Advisory Agreement. There is no assurance that the Investment Adviser can meet the Fund's investment objectives.


  Under the Advisory Agreement, between the Fund and the Investment Adviser, and subject to the control of the Board of Trustees, the Investment Adviser will manage the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies. In addition, the Investment Adviser will administer the Fund's daily business affairs such as providing accurate accounting records, computing accrued income and expenses of the Fund, computing the daily net asset value of the Fund, assuring proper dividend disbursements, proper financial information to investors, and notices of all shareholder meetings, and providing sufficient office space, storage, telephone services, and personnel to accomplish these responsibilities. The Investment Adviser will pay all of the compensation of trustees of the Fund who are employees of the Investment Adviser and of the officers and employees of the Fund. The Advisory Agreement also provides that the Investment Adviser will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Advisory Agreement.


  The Fund will pay all its expenses other than those assumed by the Investment Adviser, including brokerage commissions, if any, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Fund and its shares under federal and state securities laws, expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder account services, fees and disbursements of appraisers, transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of trustees of the Fund not employed by the Investment Adviser or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses.

WHAT ABOUT ALLOCATION OF PORTFOLIO TRANSACTIONS?


  The frequency of portfolio transactions -- the Fund's portfolio turnover rate -- will vary from year to year depending on market conditions. The Investment Adviser anticipates that the Fund will not have a portfolio turnover rate in excess of 20% per year; however, there can be no assurances that the Fund will be able to meet this objective. During fiscal year 1997 the Fund's portfolio turnover rate was 27.66%. This resulted from a large number of portfolio securities being called and not from high trading volume.



  The Investment Adviser will be authorized to allocate the Fund's securities transactions to SMITH HAYES Financial Services Corporation (the "Underwriter"), the principal underwriter and the distributor of the Fund's shares and to other broker-dealers who help distribute the Fund's shares. The Investment Adviser will allocate transactions to such broker-dealers only when it reasonably believes that the commissions and transaction quality is comparable to that available from other qualified broker-dealers. This is consistent with the Rules of the National Association of Securities Dealers, Inc., and subject to seeking the most favorable price and execution available and such other policies as the Board of Trustees may determine.


  In connection with its duties to arrange for the purchase and sale of portfolio securities, the Investment Adviser will select such broker-dealers ("dealers") who will, in the Investment Adviser's judgment, implement the Fund's policy to achieve best execution, i.e., prompt, efficient and reliable execution of orders at the most favorable net price. The Investment Adviser will cause the Fund to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Investment Adviser determines that better price or execution may be obtained by paying such commissions; the Fund expects that most transactions will be principal transactions at net prices and that the Fund will incur little or no brokerage costs. The Fund understands that purchases from underwriters include a commission or concession paid by the issuer to the underwriter and that principal transactions placed through dealers include a spread between the bid and asked prices. When allocating transactions to dealers, the Investment Adviser is authorized to consider, in determining whether a particular dealer will provide best execution, the dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Investment Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the dealer, viewed either in terms of the particular transaction or the Investment Adviser's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more dealers, the Investment Adviser is authorized in making such allocation, to consider, (i) whether a dealer has provided research services, as further discussed below; and (ii) whether a dealer has sold Fund shares or the shares of any other investment company or companies having the Investment Adviser as its investment adviser or having the same sub-manager, administrator or principal underwriter as the Fund. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities. The Fund recognizes that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Fund and/or other accounts of the Investment Adviser and that such research received by such other accounts may or may not be useful to the Fund.

  Under the Investment Company Act of 1940, as amended, the Fund may not purchase portfolio securities from any underwriting syndicate of which the Underwriter, as principal, is a member except under certain limited circumstances set forth in Rule 10f-3 under such Act. These conditions relate among other things, to the terms of an issue of municipal securities purchased by the Fund, the reasonableness of the dealer spread, the amount of municipal securities which may be purchased from any one issuer, and the amount of the Fund's assets which may be invested in a particular issue. The rule also requires that any purchase made subject to its provisions be reviewed at least quarterly by the Fund's Board of Trustees, including a majority of the Fund's Board of Trustees who are not interested persons of the Fund as defined by the Act.

  The Board of Trustees will review quarterly the Investment Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by the Fund are reasonable in relation to the benefits received by the Fund taking into account the competitive practices in the industry.

WHAT MANAGEMENT AND SERVICE FEES DOES THE FUND PAY?


  Pursuant to the Advisory Agreement between the Fund and the Investment Adviser, the Fund pays the Investment Adviser an annual fee of 0.5% of the Fund's average daily net assets. For the fiscal year ended September 30, 1997, the total expenses of the Fund, including the investment advisory fee, were .73% of the Fund's average daily net assets for the period. The Fund receives an earnings credit on cash balances maintained with the custodian by the Fund which results in offsetting custodian fees incurred for safeguarding of Fund assets. For fiscal year ended September 30, 1997, the Investment Adviser did not assume any of the Fund's expenses.


  Pursuant to the Transfer Agency and Service Agreement (the "Service Agreement"), between the Fund and the Investment Adviser, the Investment Adviser serves as the transfer agent, shareholder servicing agent and dividend disbursing agent for the Fund. The Investment Adviser's duties pursuant to the Service Agreement include processing purchase and redemption orders, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund and all other customary services of a transfer agent, shareholder servicing agent and dividend disbursing agent. The Investment Adviser provides transfer agency services as part of the management fee arrangement. Transfer agency expenses represent direct expenses charged to the Fund by third parties.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

  The tax-exempt bond market in Colorado was characterized during this past year by certain relevant market conditions, some of which are unique to Colorado and others which are true of the tax-exempt market generally.

RELEVANT MARKET CONDITIONS


  The passage of TABOR in Colorado and the restrictions imposed by federal law limiting the ability of local governments to finance new projects and refinance outstanding debt have severely limited the supply of tax-exempt bonds within the state. The desirability of Colorado bonds is directly tied to the relatively strong local economy and the fact that the tax base is broadening in most areas. New residences are being built at a pace not seen since the mid-eighties and commercial properties are continuing to recover. A healthy real estate economy translates into improved property tax collections, increased sales and use taxes, service charges and tap fees all of which are the very revenue sources most often pledged to the payment of municipal debt service. Additionally, lower interest rates are allowing the stronger local governments to refinance their outstanding debt, which makes them sounder financially and better able to sustain operations in the years ahead.


INVESTMENT STRATEGY

  The Fund is the only fund of its type which is specifically designed to choose from among the many not rated Tax-Exempt Obligations in the state of Colorado and to select for investment those Tax-Exempt Obligations which demonstrate suitable repayment characteristics. It is management's belief that if properly chosen, Tax-Exempt Obligations of this type will, over the long-term, generate higher returns to investors than rated Tax-Exempt Obligations even after taking into account the incidence of actual defaults on not rated Tax-Exempt Obligations.

  Ideally, not rated Tax-Exempt Obligations in a growing economy tend to improve over time as their credit history matures, their tax base broadens, and they achieve additional diversity as well as financial stability. This trend, if it develops, exerts an upward bias on the price of a given entity's securities. It should also be noted that such a trend may take a number of years to develop and is subject to the potentially adverse effect of economic cycles along the way.

  Fund management believes that not rated Tax-Exempt Obligations do not precisely follow the general market which has caused the Fund's net asset value to be more stable. While the not rated market does follow the larger market's general direction, it tends to react more slowly and the amplitude of the change tends to be less, all other factors being equal. For example, not rated Tax-Exempt Obligations did not decline as much as rated Tax-Exempt Obligations when interest rates rose quickly in 1994. Conversely, in 1995, when interest rates fell precipitously, not rated Tax-Exempt Obligations went up, but at a slower pace.

  During the 1980's an unprecedented number of issuers experienced trouble meeting debt service payments, which exposed bondholders to "credit risk". As a result, many funds in competition with the Fund have spent the last several years focusing on this element of risk. These funds buy bonds with underlying investment grade ratings and then further insure payment by buying municipal bond insurance on the credit. This strategy provides an abundance of protection with respect to meeting debt service payments, but it provides no protection against fluctuations in interest rates. In 1994 the market reminded investors about so-called "market risk" when interest rates rose by over two percentage points in a single year. Management believes that "market risk" is more often a concern than "credit risk" because historically the interest rate cycle seems to repeat roughly every five to seven years and severe credit crunches typically occur less frequently. Generally, the net asset value of a fund with longer maturities on its bonds has more exposure to principal during changes in interest rates. The Fund attempts to further ensure against market swings by keeping the average maturity of the portfolio relatively short compared to competing products. In the not rated arena long-term yields are not sufficiently higher than short-term yields to justify making extremely long-term investments.


  Much attention is presently being given to several income tax proposals being discussed in the Con-gress of the United States. It is not possible at this juncture to determine if or when these proposals may be adopted or what effect the final structure might have on tax-exempt securities. Management's strategy is to attempt to nullify the effect of any such change by keeping the average maturity relatively short and by purchasing new additions to the portfolio at as near to the comparable rate on taxable instruments as the market will permit.


  To summarize, Fund management continues to believe strongly in the prospects of the Fund's market niche. The Fund's emphasis will continue to be to maximize the distribution of tax-exempt income and at the same time strive for as stable a net asset value as possible.

INVESTMENT RESULTS


  The calendar year ended December 31, 1997 was generally positive for bonds. Most bond funds showed principal gains throughout the year. The yield curve continued to flatten as inflation fears abated. Bond prices traded within a fairly narrow range unlike the very turbulent years of 1994 and 1995. By contrast, 1994 was the worst year in current history for bonds and 1995 was the third best year ever. The year 1996 was largely uneventful for bonds. The cumulative total returns for the last five calendar years for many bond funds in the peer group are as much as 40%.



  The Fund experienced a 9.39% total return at net asset value for the calendar year ended December 31, 1997 which made it the third best year in the Fund's history based on total performance figures including the income component and capital appreciation. In two out of the last four years (calendar year 1994 and calendar year 1996) the Fund was ranked by Morningstar Inc. as the number one Fund in the United States in the category of single state municipal bond funds. According to Morningstar Inc., the Fund also leads all other Colorado Municipal Bond Funds in the five year total performance category which helps to demonstrate its consistency over a longer time period.



  The Fund's average annual total returns at net asset value were 8.66%, 8.17% and 7.68% for the one, five and ten year periods ended September 30, 1997, respectively. The average annual total returns at maximum offering price are 3.49%, 7.12% and 7.16% for the one, five and ten year periods ended September 30, 1997, respectively. Cumulative total returns at net asset value and maximum offering price for the period June 4, 1987 through September 30, 1997 were 102.73% and 93.07% respectively.



  The table on the following page depicts the Fund's performance for the fiscal years ended September 30 since the inception of the Fund on June 4, 1997. Also depicted is comparative information with respect to the Lipper General Municipal Debt Fund Index, which is a non-weighted index of the 30 largest funds within the General Municipal Debt Fund investment objective.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                COLORADO BONDSHARES -- A TAX-EXEMPT FUND AND THE
                    LIPPER GENERAL MUNICIPAL DEBT FUND INDEX

                                               Lipper General
                       Colorado BondShares     Municipal Debt
Periods ended 9/30      A Tax-Exempt Fund        Fund Index
------------------     -------------------     --------------
     6/4/87**                 9,525                10,000
    9/30/87                   9,278                 9,684
    9/30/88                  10,166                11,076
    9/30/89                  11,029                12,068
    9/30/90                  11,097                12,703
    9/30/91                  12,039                14,350
    9/30/92                  13,133                15,855
    9/30/93                  14,253                17,977
    9/30/94                  15,180                17,363
    9/30/95                  16,402                19,125
    9/30/96                  17,902                20,239
    9/30/97                  20,273(2)             22,446(1)

Average Annual Total Return*
  for Colorado BondShares A Tax-Exempt Fund

Periods ended 9/30
------------------
     1 year                 3.49%
     5 years                7.12%
  Since 6/4/87**            6.64%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

---------------
(1) Includes reinvestment of dividends but does not reflect any adjustment for sales charge.

(2) Includes reinvestment of dividends and adjustment for the maximum sales charge of 4.75%.

  * Total return is the percentage change in the value of a hypothetical investment that has occurred in the indicated period of time, taking into account the imposition of the sales charge and other fees and assuming the reinvestment of all dividends and distributions. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period.


    Average annual total return at net asset value, for the one year, five year and since inception periods ended 9/30/97 are 8.66%, 8.17% and 7.14%, respectively. Average annual total return at net asset value does not include the imposition of the sales charge and assumes the reinvestment of all dividends and distributions.



 ** Commencement of operations.

WHAT KIND OF SHARES DOES THE FUND OFFER?

  The Fund has one class of shares, an unlimited number of which may be issued by the Board of Trustees, and the Board of Trustees has the power to create additional series of Fund shares. Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Fund. Shares are fully redeemable as described under the "How Can I Sell My Shares?" portion of this Prospectus.

  Shares of the Fund have no preemptive or conversion rights, and are freely transferable. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

HOW CAN I INVEST IN THE FUND?

  Shares of the Fund are being continuously offered through securities dealers who have a dealer agreement with the Underwriter and are members of the National Association of Securities Dealers, Inc. Broker-dealers may be classified as statutory underwriters under Section 2(11) of the Securities Act of 1933.

  Shares of the Fund will be purchased at the offering price based on the net asset value next determined following receipt of the order by the Fund, plus applicable sales charges. Any orders received by the Fund from you directly or from your broker, as the case may be, before 2:00 p.m. Denver, Colorado time will receive that day's share price. The Fund is open for business each day on which the New York Stock Exchange is open.

  You can open an account for $500 or more by delivering a check made payable to "Colorado BondShares -- A Tax Exempt Fund," and a completed General Authorization Form, either to your broker or to the Fund at 1200 Seventeenth Street, Suite 1150, Denver, Colorado 80202. The Fund's telephone numbers, including toll-free numbers, are set forth on the cover of this Prospectus.

  You may make additional purchases at any time by delivering a check either to your broker or to the Fund at the address stated above. There is no minimum purchase amount required for these subsequent investments.

WHAT DO SHARES COST?

  The price you pay for shares of the Fund is the public offering price, that is, the next determined net asset value of the shares plus a sales charge. The sales charge is a one-time charge paid at the time of purchase of shares, most of which ordinarily goes to your broker-dealer to compensate him for the services provided you. The Underwriter will serve as a broker-dealer with respect to sales of Shares of Fund.

  The Underwriter may offer cash or non-cash incentives to dealers in addition to sales charges in order to promote the sale of shares of the Fund. Any such cash or non-cash incentives will be in compliance with all applicable rules and regulations of the National Association of Securities Dealers, Inc.

HOW ARE SALES CHARGES DETERMINED?

  Sales charges are determined in accordance with the following schedule:

                                                      DEALER
                                            % OF     DISCOUNT
                                            NET      AS % OF
                                 SALES     AMOUNT    OFFERING
      AMOUNT OF PURCHASE         CHARGE   INVESTED    PRICE
      ------------------         ------   --------   --------
Less than $100,000.............   4.75%     4.99%      4.35%
$100,000 up to $249,999........   3.50      3.63       3.00
$250,000 up to $499,999........   2.50      2.56       2.00
$500,000 up to $999,999........   2.00      2.04       1.50
$1,000,000 up to $3,999,999....   1.00      1.01        .90
$4,000,000 or more.............    .20       .20        .15

REDUCTIONS IN SALES CHARGES

  Volume Discounts are provided if the total amount being invested in shares of the Fund reaches the levels indicated in the above sales charge schedule.

  Rights of Accumulation allow the Fund's shares to be purchased at the rate applicable in the discount schedule after adding the value of shares already owned by the investor to the amount of the Fund shares being purchased.

  A Letter of Intent allows you to purchase shares of the Fund over a 13-month period at reduced sales charges based on the total amount that you state in the letter you intend to purchase. For more information concerning terms of Letters of Intent, see the General Authorization Form.

  For any such discounts, the purchaser or his broker-dealer must provide Fund with sufficient information to permit verification that the purchase order qualifies for the discount privilege. Confirmation of the order is subject to such verification.

  Reductions in sales charges apply to purchases by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

  The Fund may sell shares at net asset value to present and retired trustees, officers, directors, employees (and their respective spouses and minor children) of the Fund, the Investment Adviser and its affiliate, the Underwriter, Hanifen, Imhoff Holdings, Inc. and its affiliates as constituted on November 17, 1994 and other NASD registered representatives. Such sales also may be made to employee benefit plans for such persons (and to any investment advisory, custodial, trust or other fiduciary account managed or advised by the Investment Adviser or any affiliate). Shareholders of unrelated mutual funds that charge a sales load may also purchase shares of the Fund at net asset value to the extent that the purchase price of Fund shares is funded by the proceeds from the redemption (within 60 days prior to the purchase of Fund shares) of shares of such unrelated mutual funds.

HOW CAN I "SELL" MY SHARES?

  Upon receipt by the Fund of a proper request, the Fund will redeem shares at their next determined net asset value.

  Shares may be redeemed without charge at any time upon written request, to the Fund, containing the signature(s) of the shareholder(s), which must be guaranteed by a member firm of a principal stock exchange or a commercial bank or trust company. Such member firm must be a participant in good standing in a Securities Transfer Association recognized signature guarantee program. The Fund may request further documentation from corporations, executors, administrators, trustees or custodians. When the proceeds of a redemption are to be paid to someone other than a shareholder, the shareholder's signature(s) must be guaranteed on the redemption request as described above. A shareholder will receive the net asset value per share next determined after receipt of his request in good order.

  Shares may also be redeemed by telephoning the Fund directly at (303) 572-6990, or, outside of Denver, (800) 572-0069. To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made to the bank account designated on the General Authorization Form. The proceeds of redemption will be paid by check mailed to the bank designated in the authorization form unless, at the time of the redemption, the shareholder requests that Federal Funds be wired to that bank.

  Once you have redeemed your shares, a check for the proceeds will be mailed to you within seven calendar days after your redemption request is received in proper form. The Fund will not mail redemption proceeds until checks received for the purchase of shares have cleared, which may take up to 15 days. The proceeds, of course, may be more or less than your cost.

HOW CAN I REINSTATE MY INVESTMENT?

  If you redeem shares and then decide you should not have redeemed them, you may, within 30 calendar days of the date of redemption, use all or any part of the proceeds of the redemption to reinstate, free of sales charge, all or any part of your investment in shares of the Fund. Your investment will be reinstated at the net asset value per share established at the close of the New York Stock Exchange on the day your request is accepted. You may use this privilege to reinstate an investment in the Fund only once.

  Exercise of the Reinstatement Privilege does not alter the federal income tax status of any gain realized on a sale of Fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the Fund, some or all of the loss will not be allowed as a deduction, depending upon the percentage of the proceeds reinvested.

WHAT DISTRIBUTIONS WILL I RECEIVE?

  The Fund declares dividends of net investment income daily. Dividends are paid to shareholders in dividends of additional shares on the 15th day of each month ("Payable Date"). If the 15th day of a month falls on a weekend or holiday on which the New York Stock Exchange is closed, the dividend will be distributed on the next succeeding business day. Payments vary in amount depending on income received from portfolio securities and expenses of operation.

  Shares will begin earning dividends on the day after which the Fund receives payment and shares are issued. Shares or cash continue to earn dividends through the date they are redeemed or delivered subsequent to reinstatement.

  Unless you elect by written notice to the Investment Adviser, at least ten business days prior to the dividend Payable Date, your dividends and gain distributions, if any, will be made in additional shares at net asset value. If you desire to elect a different option, you may choose to receive dividends in cash and any gain distributions in shares or receive both dividends and any gain distributions in cash. (See Item 5 on the General Authorization Form.)

  You also may elect to have your dividends paid to another person. If you desire to do so, please complete Item 7 on the General Authorization Form.

  The Fund will generally distribute sufficient net income to avoid the application of the 4% excise tax imposed pursuant to the Internal Revenue Code of 1986, as amended.

WHAT IS THE EFFECT OF INCOME TAX ON MY INVESTMENT?

FEDERAL INCOME TAXES

  The Fund intends to continue to qualify as a "regulated investment company" under the Code, and intends to take all other action required to ensure that no federal income taxes will be payable by the Fund and that the Fund may pay "exempt-interest dividends" to its shareholders. The Fund has received an opinion of counsel from Kutak Rock to the effect that, subject to certain conditions described therein, the Fund will be characterized as a regulated investment company, as described in Section 851 of the Code. In order to pay exempt-interest dividends at least 50% of the value of the Fund's total assets must consist of obligations exempt from regular federal income tax pursuant to
Section 103(a) of the Code. The federal income tax consequences of a distribution by the Fund at the shareholder level will be as follows:

  Net interest income on obligations exempt from federal income tax, when distributed to shareholders and designated by the Fund as exempt-interest dividends, will be exempt from regular federal income tax in the hands of the shareholders. Short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested. Long-term capital gain distributions to shareholders will be treated as taxable long-term capital gain, whether received in shares of the Fund or in cash, regardless of how long a shareholder has held his shares. It is not likely that the Fund will retain undistributed capital gains; however, in such an event, a shareholder must include in income, as long-term capital gain, his share of undistributed long-term capital gain designated by the Fund. Under such circumstances, the shareholder may claim a refundable credit against the tax for his proportionate share of any capital gain tax paid by the Fund.


  Generally, under present law, a 28% maximum long-term capital gains tax rate applies to assets held for more than 12 months and not more than 18 months. In addition, a 20% maximum long-term capital gains tax rate applies to assets held for more than 18 months.



  The amount of any "market discount" (generally the amount by which the cost is less than the face amount of the bond) is taxed as ordinary income. This means that most "capital appreciation" on these bonds will now be distributed to, and taxed to, the shareholders as ordinary interest income (rather than as capital gains).


  Under Section 55 of the code, the alternative minimum tax now applies to all taxpayers, including corporations, and increases a taxpayer's tax liability only to the extent it exceeds the taxpayer's regular income tax (less certain credits) for the year. The alternative minimum tax is equal to 26% (or in some cases, 28%) in the case of individuals (20% for corporations) of the excess of the taxpayer's taxable excess, which is the amount by which alternative minimum taxable income exceeds the applicable exemption amount. The exemption is $45,000 for spouses filing a joint return, $33,750 for a single taxpayer, and $22,500 for a married taxpayer filing a separate return, or for a trust or estate. The exemp-tion is phased out at the rate of $.25 for each dollar by which a taxpayer's alternative taxable income exceeds a predetermined amount. For the tax years beginning after December 31, 1997 certain corporations the gross receipts of which are not greater than $5,000,000 will be exempt from the alternative minimum tax.


  "Alternative minimum taxable income" is a taxpayer's taxable income (i) determined with specified adjustments for the alternative minimum tax and (ii) increased by "items of tax preference." The types of income constituting "items of tax preference" include otherwise allowable tax-exempt interest on private activity bonds issued after August 7, 1986 (except bonds issued by charities qualifying under Section 501(c)(3) of the Code).

  Under the Code any loss on the sale or exchange of shares in the Fund held by a shareholder for six months or less will be disallowed to the extent the shareholder received exempt-interest dividends with respect to those shares.

  Distributions from the Fund's non-exempt investment income and from any net realized short-term gain will be taxable to shareholders as ordinary income, whether received in cash or in additional shares of the Fund. Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.


  Written notice concerning the federal income tax status of distributions will be mailed within 60 days after the close of the year to shareholders of the Fund annually in accordance with applicable provisions of the Code.


  Regulated investment companies will be subject to a non-deductible excise tax equal to 4% of the excess of the amount required to be distributed for the calendar year over the distributed amount for the calendar year. The Fund intends to avoid the imposition of this excise tax, and will therefore distribute during each calendar year at least 98% of its ordinary income for such calendar year and 98% of its capital gain net income for the one year period ending on October 31 of the calendar year.

  Unless a shareholder includes his taxpayer identification number (social security number for individuals) in the General Authorization Form and certifies that he is not subject to backup withholding, the Fund is required to withhold and remit to the U.S. Treasury 31% of non-exempt distributions and other reportable payments to the shareholder.

  Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before purchasing Fund shares.

  The limitations on the deduction of miscellaneous itemized deductions do not apply to publicly offered regulated investment companies. The Investment Adviser intends to use its best efforts to ensure that the Fund qualifies as a publicly offered regulated investment company for the purposes of the foregoing provision.

COLORADO INCOME TAXES

  Individuals, trusts, estates, and corporations who are holders of shares of the Fund and who are subject to Colorado income tax will not be subject to Colorado tax on distributions from the Fund to the extent that such distributions qualify as either (1) exempt interest dividends of a regulated investment company under Section 852(b)(5) of the Code, which are derived from interest on tax-exempt obligations of the State of Colorado or any of its political subdivisions; or (2) distributions derived from interest on obligations of the United States or its possessions included in federal adjusted gross income.

  To the extent that distributions on shares of the Fund are attributable to sources of income not described in the preceding sentences, including capital gains, such distributions will not be exempt from Colorado income tax.

  There are no municipal income taxes in Colorado. As intangibles, shares in the Fund will be exempt from Colorado property taxes.

WHO IS THE SHAREHOLDER SERVICE AGENT?


  Freedom Funds Management Company also serves as the Fund's Shareholder Service Agent, and has registered with the Securities and Exchange Commission as a Transfer Agent. As Shareholder

Service Agent, the Investment Adviser performs only those services described in the Transfer Agency and Service Agreement. (See the description of the Agreement in the "What Management and Service Fees Does the Fund Pay?" section of this Prospectus.)

  Checks for the purchase of Fund shares should be made payable to "Colorado BondShares -- A Tax-Exempt Fund," and should be sent to the Fund at 1200 Seventeenth Street, Suite 1150, Denver, Colorado 80202, as should instructions for redemptions and other transactions in Accounts and requests for information about an Account. Any share purchases will be made through the Fund from the investment dealer designated by the shareholder. A shareholder may change his dealer at any time upon written notice to the Investment Adviser, provided that the new dealer has a dealer agreement with the Underwriter.

HOW IS NET ASSET VALUE
PER SHARE DETERMINED?

  The net asset value per share of the Fund is determined as of the close of business of the New York Stock Exchange for each day the Exchange is open. Net asset value is determined by dividing the value of the total assets of the Fund, less liabilities (net assets), by the number of shares outstanding. The value of total assets is primarily the sum of the market values of the bonds, other investments and cash in the portfolio.

  In determining the market values of bonds and other investments in the portfolio, the Fund uses valuations provided on a daily basis by a pricing service approved by the Board of Trustees. The pricing service uses quotes from bond dealers, market transactions and other relevant information in setting these values. However, the determination of market values for municipal bonds, particularly not rated municipal bonds, can be a very subjective process due to the infrequency at which individual bonds actually trade and the limited amount of information available about many municipal issuers. Therefore, in addition to the pricing service, the Board of Trustees has determined that it is appropriate to verify the values of bonds for which there is not an active market by obtaining quotes from municipal bond dealers in Colorado on a periodic basis. If, in the opinion of the Investment Adviser, the valuation provided by the pricing service appears less reliable than that provided by a consensus from at least two municipal bond dealers, the Investment Adviser will use the value provided by the bond dealers.

  The Board of Trustees in the future may direct the Fund to rely on other methods or combination of methods in determining the market values of its municipal bonds. These other methods may include the use of a matrix system, the use of relative changes in a municipal index or price changes of municipal future contracts or some other method that the Board of Trustees determines appropriate.

WHAT SERVICES ARE PROVIDED TO
SHAREHOLDERS?

  For general information about Colorado BondShares -- A Tax-Exempt Fund, call or write the Fund at 1200 Seventeenth Street, Suite 1150, Denver, Colorado 80202. The telephone number is (303) 572-6990, or, outside of Denver, (800) 572-0069. You may call on Monday through Friday (except holidays) between the hours of 8:00 a.m. and 4:00 p.m. Denver, Colorado time and your calls will be answered by our service representatives.

  As a shareholder, you will receive semi-annual reports. In addition, you will receive statements confirming transactions in your Account and the current balance of shares you own. For your convenience, all shares acquired in an Account will be credited as book credits.

PERFORMANCE DATA

  The Fund may publish certain performance figures in advertisements from time to time. These performance figures may include yield, tax equivalent yield and total return figures.

  Yield reflects the income per share deemed earned by the Fund's portfolio investments. Yield is determined by dividing the net investment income per share deemed earned during the preceding 30-day period by the maximum offering price per share on the last day of the period and annualizing the result. Tax equivalent yield shows the yield from a taxable investment which would produce an after-tax yield equal to that of a fund that invests in tax- exempt securities. It is computed by dividing the tax-exempt portion of the Fund's yield (as calculated above) by one minus a stated income tax rate and adding the product to the portion (if any) of the Fund's yield that is not tax-exempt. Yields are calculated according to accounting methods that are standardized for all stock and bond funds. Because yield calculation methods differ from the methods used for other accounting purposes, the Fund's yield may not equal its distribution rate, the income paid to an investor's account, or the income reported in the Fund's financial statements.

  Total return is the percentage change in the value of a hypothetical investment that has occurred in the indicated time period, taking into account the imposition of the sales charge and other fees and assuming the reinvestment of all dividends and distributions. Cumulative total return reflects the Fund's performance over a stated period of time. Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period.

  All performance figures are based on historical results and are not intended to indicate future performance. A more detailed description of the foregoing performance figures and their methods of computation is contained in the Fund's Statement of Additional Information under "CALCULATION OF PERFORMANCE DATA."

GENERAL INFORMATION

  The Fund was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust filed on February 13, 1987. The Fund is authorized to issue an unlimited number of shares of beneficial interest. Each share has one vote.

  Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Declaration of Trust provides for indemnification from the Fund's property for all losses and expenses of any shareholder held liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Board of Trustees intends to conduct the operations of the Fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

  As described under "How Is The Fund Managed?" in the Prospectus and Statement of Additional Information, the Fund ordinarily will not hold shareholder meetings; however, shareholders under certain circumstances may have the right to call a meeting of shareholders for the purpose of voting to remove trustees.

  The Shareholder Service Agent maintains a record of your ownership and will send you monthly statements of account. Shareholder inquiries should be directed to your registered representative or the Service Agent or the Fund at the telephone numbers or mailing addresses listed in the prospectus.

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                    COLORADO BONDSHARES -- A TAX-EXEMPT FUND
                           GENERAL AUTHORIZATION FORM

--------------------------------------------------------------------------------------------------------------------------
1 REGISTRATION            PLEASE PRINT
  Individual
  Use Line A              A._____________________________________________________________________    _____________________
      -OR-                  First Name              Initial              Last Name                       Soc. Sec. No.
  Joint Owners
  Use Lines A & B         B._____________________________________________________________________    _____________________
      -OR-                  Joint Owner (A Joint Tenancy with right of survivorship will be            U.S. Citizen (Y/N)
  Gifts to Minors           presumed, unless otherwise indicated.)
  Under UGMA
  Use Lines C & D
      -OR-                C._____________________________________________________________________
  Corporations, Trusts,     Custodian's Name
  or others in any
  representative          D._____________________________________________________________________   ______________________
  capacity                  Minor's Name                                                            Minor's Soc. Sec. No.
  Use Line E
                          E._____________________________________________________________________   ______________________
                            Account Title (where appropriate include name of trustee, beneficiary,       Tax I.D. No.
                            etc.)
--------------------------------------------------------------------------------------------------------------------------
2 SIGNATURE               Under penalties of perjury I (we) certify that the number(s) shown on this form is my (our)
      AND                 correct taxpayer identification number (social security number for individuals) and that I (we)
  CERTIFICATE             am (are) not subject to backup withholding either because I (we) have not been notified that I
  Individual              (we) am (are) subject to backup withholding as a result of a failure to report all interest or
  Use Line A              dividends, or the Internal Revenue Service has notified me (us) that I (we) am (are) no longer
      -OR-                subject to backup withholding. I (we) certify to my (our) legal capacity to purchase or redeem
  Joint Owners            shares of the Fund for my (our) own Account, or for the Account of the organization named below.
  Use Lines A & B         I (we) have received a current Prospectus of the Fund and appoint                 as my (our)
      -OR-                agent to act in accordance with my (our) instructions herein.
  Gifts to Minors
  Under UGMA              ------------------------------------------------------------------------------------------------
  Use Line C
      -OR-                A.______________________________________________________________________________________________
  Corporations, Trusts,     Date                              Signature of Investor
  or others in any
  representative          B.______________________________________________________________________________________________
  capacity                  Date                        Signature of Co-Investor, if any
  Use Lines D & E
                          C.______________________________________________________________________________________________
                            Date                             Signature of Custodian

                          D.______________________________________________________________________________________________
                                                                      Name
                          E.______________________________________________________________________________________________
                            Date                               Signature and Title

                          F.______________________________________________________________________________________________
                            Date                               Signature and Title
--------------------------------------------------------------------------------------------------------------------------
3 ADDRESS
                          -------------------------------------------------------------------------
                          Street
                                                                                                     (       )
                          -------------------------------------------------------------------------  ---------------------
                          City                           State                           Zip Code        Telephone No.
                                                                                                     (including Area Code)
--------------------------------------------------------------------------------------------------------------------------
4 INITIAL                 Enclosed is a check, payable to "Colorado Bondshares -- A Tax-Exempt Fund" for $ ______________
  INVESTMENT
                          NO REDEMPTION OF SHARES PURCHASED BY CHECK (UNLESS CERTIFIED) WILL BE PERMITTED WITHIN 15 DAYS
                          OF THE CREDIT OF THOSE SHARES TO YOUR ACCOUNT.

                          MINIMUM INITIAL INVESTMENT: $500                          NO MINIMUM ON SUBSEQUENT INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------
5 DIVIDENDS               I elect to receive:  ___  1. Dividends in shares, gain distributions in shares.
  AND GAIN                                     ___  2. Dividends in cash, gain distributions in shares.
  DISTRIBUTIONS                                ___  3. Dividends in cash, gain distributions in cash.
                                               NOTE: IF NO ELECTION IS MADE, OPTION NO. 1 AUTOMATICALLY WILL BE PUT INTO
                                               EFFECT.
                                               Dividends will be invested and gain distributions will be credited at net asset value.
--------------------------------------------------------------------------------------------------------------------------

6 LETTER             I intend to purchase, although I am not obligated to do so,
  OF INTENT          shares of the Fund within a 13-month period, which together with the total asset value of shares owned, will aggregate at least:
                     [ ] $100,000           [ ] $250,000           [ ] $500,000
                     [ ] $1,000,000         [ ] $4,000,000
                     I agree to the escrow provision on the following page.
                     (Also complete Section 5 above)
--------------------------------------------------------------------------------
7 DIVIDEND           (If you wish to have your dividend payments made to another
  DIRECTION          party please complete the following)
  OPTION             I hereby authorize and request that my dividend payments be made to:
                     Name ______________________________________________________
                     Address ___________________________________________________
                     City _____________________ State  ___________  Zip  _______
                     Signature of Investor _____________________________________
                     Signature of Co-Investor __________________________________
--------------------------------------------------------------------------------
8 TELEPHONE          (If you wish to be able to use telephone redemption please
  REDEMPTION         complete the following)
                     I hereby authorize the Fund to honor any telephonic or
                     telegraphic instructions from any of the registered
                     shareholders or the registered representative of account for redemption without signature guarantee, of any or all shares held in my/our account. Proceeds will be mailed as
                     registered on the account or, on redemptions of $1000 or
                     more, I may request that the proceeds be wired to the bank account designated below. The Fund shall not have any
                     liability to me/us for acting upon such instructions, and I will indemnify and hold harmless the Fund from and against all losses, claims, expenses and liabilities that may arise out of, or be in any way connected with a redemption of
                     shares under this expedited redemption procedure, whether or not properly authorized and directed.
                     ____________________________________________________________
                     Name of Bank (include name of branch)    Bank Account Number
                     ____________________________________________________________
                     Address of Bank             City       State      Zip Code
                     ATTACHED IS A VOIDED CHECK OR DEPOSIT SLIP FROM THE BANK
                     ACCOUNT TO WHICH PROCEEDS MAY BE WIRED IF REQUESTED.
--------------------------------------------------------------------------------
9 DEALER'S           Please establish the Account specified by the investor and
  AUTHORIZATION      purchase through SMITH HAYES Financial Services Corporation, general distributor, at the public offering price, shares
                     which you are authorized to purchase from us for the
                     investor. The investor is authorized to send any future
                     payments directly to you for investment. Confirm each
                     transaction to the investor and to us. We guarantee the
                     genuineness of the investor's signature. We are a duly
                     registered and licensed dealer and have a sales agreement
                     with
                     ____________________________________________________________
                     Dealer             Dealer's Office Where Accounts Originated
                     ____________________________________________________________
                     Representative's   Representative's    Address (for
                     Name               Number              accounting purposes)
                     ____________________________________________________________
                     Representative's Phone No.    Date     Authorized Signature
---------------------------------------------------------------------------------

                              TERMS AND CONDITIONS
OPEN ACCOUNT
  Investments will be made in as many shares of the Fund, including fractions to the third decimal place, as can be purchased at the public offering price at the close of business on the day payment is received. Shareholders will receive dividends from investment income and any distributions from long-term gain realized on the investment in shares or in cash according to the option elected. Dividend and gain options may be changed at any time by notifying Freedom Funds Management Company in writing. Share certificates will not be issued.

LETTER OF INTENT
  Freedom Funds Management Company will hold in escrow shares equal to five percent of the minimum purchase amount specified. Dividends and distributions on the escrowed shares will be paid to you or credited to your Account. Upon completion of the specified minimum purchase within the 13-month period, all shares held in escrow will be deposited in your Account. You may include the total asset value of shares of the Fund owned as of the date of a Letter of Intent toward the completion of the Letter. If the total amount invested within the 13-month period does not equal or exceed the specified minimum purchase, you will be requested to pay the difference between the amount of the sales charge paid and the amount of the sales charge applicable to the total purchase made. If within 20 days following the making of a written request, you have not paid this additional sales charge to Freedom Funds Management Company, sufficient escrowed shares will be redeemed for payment of the additional sales charge. Shares remaining in escrow after this payment will be released to your Account. The standard purchase amount may be increased at any time during the 13-month period by filing a revised Agreement for the same period, provided that your Dealer furnishes evidence that an amount representing the reduction in sales charge under the new Agreement, which becomes applicable on purchases already made under the original Agreement, will be refunded to you and that the required additional escrowed shares are being furnished by you.

                SEND CHECK AND COMPLETED AUTHORIZATION FORM TO:

                  COLORADO BONDSHARES -- A TAX-EXEMPT FUND
                  1200 SEVENTEENTH STREET, SUITE 1150
                  DENVER, COLORADO 80202

                                     PART B


                     COLORADO BONDSHARES A TAX-EXEMPT FUND
                      1200 SEVENTEENTH STREET, SUITE 1150
                             DENVER, COLORADO 80202
               (303) 572-6990 (800) 572-0069 (OUTSIDE OF DENVER)


              STATEMENT OF ADDITIONAL INFORMATION JANUARY 28, 1998

         This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus of Colorado BondShares A Tax-Exempt Fund (the "Fund"), dated January 28, 1998 (the "Prospectus"). It should be read in conjunction with the Prospectus, which may be obtained by writing or calling the Fund at the address or telephone number listed above. This Statement of Additional Information, although not in itself a Prospectus, is incorporated by reference into the Prospectus in its entirety.


                               TABLE OF CONTENTS


                                                                                                                    PAGE
What is Colorado BondShares A Tax-Exempt Fund?                                                                       B-1
What are the Fund's Investment Objectives, Policies and Risks?                                                       B-1
What are the Risks of Investing in Not Rated Tax-Exempt Obligations?                                                 B-1
What are the Risks of Investing in Lower-Rated Tax-Exempt Obligations?                                               B-2
What are the Fund's Investment Limitations?                                                                          B-3
Who Gives Investment Advice to the Fund?                                                                             B-4
How is the Fund Managed?                                                                                             B-4
Officers and Trustees of the Fund                                                                                    B-5
Advisory Agreement and Expenses                                                                                      B-5
Custodian and Auditors                                                                                               B-6
What Kind of Shares Does the Fund Offer?                                                                             B-6
Purchase of Shares                                                                                                   B-7
Distribution of Shares                                                                                               B-7
Redemption of Shares                                                                                                 B-8
How is Net Asset Value Per Share Determined?                                                                         B-8
Calculation of Performance Data                                                                                      B-9
Taxable Versus Tax-Exempt Yields Colorado Residents                                                                 B-10
General Information                                                                                                 B-11

                          WHAT IS COLORADO BONDSHARES
                               A TAX-EXEMPT FUND?

         Colorado BondShares A Tax-Exempt Fund (the "Fund") is a diversified, open-end management investment company, or mutual fund, organized as a Massachusetts business trust on February 13, 1987. The Fund's name was previously Hanifen, Imhoff Colorado BondShares A Tax-Exempt Fund and was changed on December 1, 1994 in connection with the change in control of the Fund's investment adviser which was previously a wholly owned subsidiary of Hanifen, Imhoff, Inc. ("Hanifen"). The Fund no longer has any affiliation with Hanifen. The Fund is authorized to issue an unlimited number of shares of beneficial interest. Each share has one vote.

         WHAT ARE THE FUND'S INVESTMENT OBJECTIVES, POLICIES AND RISKS?

         As stated in the Prospectus, the Fund seeks to maximize income exempt from federal income taxes and from the personal income taxes of the State of Colorado to the extent consistent with preservation of capital, and has a secondary objective of seeking opportunities for capital appreciation. It is a nonfundamental policy of the Fund that, under normal circumstances, the Fund will invest at least 65% of the value of its total assets in tax-exempt bonds and the balance of its total assets in other tax-exempt securities (including tax-exempt notes and tax-exempt municipal leases) (collectively, "Tax-Exempt Obligations") of the State of Colorado, its political subdivisions, municipalities and public authorities, the interest on which is exempt from federal income taxes and Colorado personal income taxes. The Fund will invest principally, without percentage limitation, in Tax-Exempt Obligations which on the date of investment are not rated, although it may invest up to 50% of its assets in rated Tax-Exempt Obligations.

         Less than 35% of the value of the Fund's total net assets will be invested in Tax-Exempt Obligations which are rated lower than Baa by Moody's Investors Service ("Moody's") or lower than BBB by Standard & Poor's Corporation ("S&P") or, if not rated, are of equivalent quality as determined by the Investment Adviser. (A description of Moody's and S&P's ratings is attached hereto as Appendix A.) The Fund is not required to dispose of a Tax-Exempt Obligation if down-graded by a rating service or, if not rated, the Investment Adviser determines that a Tax-Exempt Obligation no longer is of equivalent quality, unless any such down-grade or determination would cause the Fund's total net assets not to meet the investment policy described in the preceding sentence. See "WHAT ARE THE RISKS OF INVESTING IN LOWER RATED TAX-EXEMPT OBLIGATIONS?"

         At least 80% of the Tax-Exempt Obligations in which the Fund will invest will be issued primarily by or on behalf of the State of Colorado, its municipalities and public authorities, the interest on which is exempt from federal and Colorado personal income taxes. Such securities are traded primarily in the over-the-counter market. In no event will the Fund acquire debt securities or other illiquid assets for which there is no active trading market if such illiquid assets and debt securities, in the aggregate, would comprise 10% or more of the net assets of the Fund.

         A separate account of the Fund consisting of cash or liquid high-grade debt securities equal to the amount of the Tax-Exempt Obligations purchased by the Fund on a "when-issued" basis will be established with the Fund's custodian and marked to market daily, with additional cash or liquid high-grade debt securities added when necessary.

                        WHAT ARE THE RISKS OF INVESTING
                      IN NOT RATED TAX-EXEMPT OBLIGATIONS?

         The Fund will attempt to maximize income exempt from federal and Colorado personal income taxes by investing up to 100% of its assets in Tax-Exempt Obligations that are not rated. These not rated obligations will generally have a higher level of credit and market risks than rated obligations. While the Investment Adviser will attempt to reduce this higher level of risk, it may not be able to do so.

         The additional risks of investing in not rated Tax-Exempt Obligations include, but are not limited to, a higher level of market price volatility, higher sensitivity to interest rate changes, creditworthiness, liquidations in the secondary market and lack of supply of new issues. Any one of these risks, or a combination of them, could have an adverse effect on the Fund's net asset value and income. In addition, the anticipated higher level of income may not be sufficient to offset a loss in net asset value.

                             WHAT ARE THE RISKS OF
                INVESTING IN LOWER-RATED TAX-EXEMPT OBLIGATIONS?


         Tax-Exempt Obligations which are rated Baa or higher by Moody's or "BBB" or higher by S&P are considered "investment grade" and are regarded as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate." Additionally, the Investment Adviser has deemed many of the issuers of not rated Tax-Exempt Obligations in which the Fund invests to be comparable to issuers having such ratings. Tax-Exempt Obligations rated lower than "Baa" by Moody's or lower than "BBB" by S&P have speculative characteristics and changes in economic conditions or other circumstances may lead to weakened capacity to make principal and interest payments. Tax-Exempt Obligations which are rated lower than "Baa" by Moody's or lower than "BBB" by S&P ordinarily provide higher yields but involve greater risks because of reduced creditworthiness and increased risk of default. Lower-rated Tax-Exempt Obligations generally tend to reflect short-term economic and market developments to a greater extent than higher-rated Tax-Exempt Obligations which react primarily to fluctuations in the general level of interest rates. In addition, since there are fewer investors in lower-rated Tax-Exempt Obligations, it may be harder to sell the Tax-Exempt Obligations at the optimum time. As a result of these factors, lower-rated Tax-Exempt Obligations tend to have more price volatility and carry more risk to principal and income than higher-rated Tax-Exempt Obligations.


         Additional risks of investing in lower-rated Tax-Exempt Obligations include, without limitation, a less liquid secondary trading market, an increased possibility of redemption earlier than the stated maturity date and legislation which limits the use or other advantages of investing in lower-rated Tax-Exempt Obligations. Any one of these risks, or a combination of them, could have an adverse effect on the Fund's net asset value and income.

         An economic downturn may adversely affect the value of some lower-rated Tax-Exempt Obligations. Such a downturn may especially affect highly leveraged issuers or issuers in cyclically sensitive industries, where deterioration in an issuer's cash flow may impair its ability to meet its obligation to pay principal and interest to holders of Tax-Exempt Obligations in a timely fashion. From time to time, as a result of changing conditions, issuers of lower-rated Tax-Exempt Obligations may seek or may be required to restructure the terms and conditions of the securities they have issued. As a result of these restructurings, holders of lower-rated Tax-Exempt Obligations may receive less principal and interest than they had bargained for at the time such Tax-Exempt Obligations were purchased. In the event of a restructuring, the Fund may bear additional legal or administrative expenses in order to maximize recovery from an issuer.

         The secondary trading market for lower-rated Tax-Exempt Obligations is generally less liquid than the secondary trading market for higher-rated Tax-Exempt Obligations. In 1989, legislation was enacted that requires federally insured savings and loan associations to divest their holdings of lower-rated securities by 1994. The reduction of the number of institutions empowered to purchase and hold lower-rated securities could have an adverse impact on the overall liquidity of the market. Adverse publicity and the perception of investors relating to issuers, underwriters, dealers or underlying business conditions, whether or not warranted by fundamental analysis, may also affect the price or liquidity of lower-rated Tax-Exempt Obligations. On occasion, therefore, it may become difficult to price or dispose of a particular security in the Fund's portfolio.

         The Fund may, from time to time, own zero coupon bonds or pay-in-kind securities. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity. Pay-in-kind securities make periodic payments in the form of additional securities (as opposed to cash).

         The price of zero coupon bonds and pay-in-kind securities are generally more sensitive to fluctuations in interest rates than are conventional bonds. Additionally, federal tax law requires that interest on zero coupon bonds and paid-in-kind securities be reported as income to the Fund even though the Fund received no cash interest until the maturity or payment date of such securities.

         Many municipal debt obligations, including many lower-rated Tax-Exempt Obligations, permit the issuers to call the security and thereby redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call Tax-Exempt Obligations during periods of declining interest rates. In these cases, if the Fund owns a Tax-Exempt Obligation which is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at lower interest rates, thus reducing income to the Fund.

                  WHAT ARE THE FUND'S INVESTMENT LIMITATIONS?

         Under the Fund's fundamental policies, which cannot be changed except by vote of a majority of the outstanding voting securities of the Fund, the Fund may not:


         o       Issue senior securities;

         o Invest more than 10% of the value of its total assets in the aggregate in restricted or not readily marketable securities or in repurchase agreements maturing or terminable in more than seven days or in illiquid assets;

         o Invest less than 80% of the value of its net assets in Tax-Exempt Obligations the interest on which is exempt from federal income taxes and from Colorado personal income tax.

         o Borrow money, except from banks for temporary purposes and in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made;

         o Mortgage or pledge any of its assets, except to secure permitted borrowings noted above;

         o Invest 25% or more of its total assets at market value in issuers of any one industry (determined by reference to the current Directory of Companies Filing Annual Reports with the Securities and Exchange Commission, published by the Securities and Exchange Commission), provided that, with respect to Tax-Exempt Obligations issued by the State of Colorado, its political subdivisions, municipalities and public authorities, the identity of the issuer shall be determined with reference to the applicable provisions of the Internal Revenue Code of 1986, as amended, and regulations promulgated thereunder;

         o As to 75% of the value of its total assets, purchase securities of any issuer if immediately thereafter more than 5% of its total assets at market value would be invested in the securities of any issuer;

         o Acquire securities in other investment companies, if the total amount so invested would have an aggregate value in excess of 10% of the value of the total assets of the Fund. In connection with this limitation, the Fund may not acquire more than 3% of the total outstanding voting stock of any one investment company, or acquire securities in any one investment company which securities have an aggregate value in excess of 5% of the value of the total assets of the Fund

         o Purchase or hold any real estate, except that the Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein;

         o Purchase or hold the securities of any issuer, if to its knowledge, trustees or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

         o Write or purchase put, call, straddle or spread options, purchase securities on margin or sell "short," or underwrite the securities of other issuers;

         o Purchase or sell commodities or commodity contracts, including commodity futures contracts; or

         o Make loans except to the extent that the purchase of notes, bonds or other evidences of indebtedness or the entry into repurchase agreements or deposits with banks may be considered loans. The Fund has no present intention of entering into repurchase agreements during the coming year.


         Under the Investment Company Act of 1940, a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

                    WHO GIVES INVESTMENT ADVICE TO THE FUND?

         The investment adviser to the Fund is Freedom Funds Management Company, formerly known as Hanifen, Imhoff Management Co., Inc. (the "Investment Adviser"), a Delaware corporation formed on November 7, 1986 and wholly owned by Carbon County Holding Company, a Colorado corporation ("Carbon County"). Carbon County is a single bank holding company which owns 100% of Rawlins National Bank.


         Fred R. Kelly Jr., President, Secretary and Treasurer of the Investment Adviser and the Fund's portfolio manager, owns approximately 66% of the issued and outstanding capital stock of Carbon County.


         The Investment Adviser has registered with the Securities and Exchange Commission as an Investment Adviser under the Investment Advisers Act of 1940.

         The Investment Adviser will attempt to meet the Fund's investment objectives by providing portfolio management and credit analysis services pursuant to the Prospectus and the Advisory Agreement. There is no assurance that the Investment Adviser can meet the Fund's investment objectives. The Investment Adviser anticipates that the Fund will not have a portfolio turnover rate in excess of 20% per year in an attempt to meet these objectives.


         During fiscal year 1997, the Fund's portfolio turnover rate, the percentage computed by dividing the lesser of purchases or sales of portfolio securities by the monthly average of the market value of such securities owned during the period, was 27.66%. This resulted from a large number of the portfolio's securities being called and not from high trading volume.


                            HOW IS THE FUND MANAGED?

         The Fund is a Massachusetts business trust. Its Board of Trustees will supervise the activities of the Fund and review the Fund's service contracts. Pursuant to the terms of the Advisory Agreement, the Investment Adviser will manage investment of the Fund's assets and administer its business and other affairs. (See "Advisory Agreement and Expenses" below.)

         The Fund is not required to hold annual shareholder meetings. However, special meetings may be called by the Board of Trustees or upon the written request of shareholders owning at least one-tenth of the shares entitled to vote, for such purposes as electing or removing trustees, changing fundamental investment policies, or approving a new or amended advisory or management contract or plan of distribution. Each shareholder receives one vote for each share held. The Board of Trustees has the power to create additional series of Fund shares.

                       OFFICERS AND TRUSTEES OF THE FUND


         Trustees and officers of the Fund, together with information as to their principal business occupations during the past five years and an indication of which trustees and officers are "interested persons" of the Fund as defined in the Investment Company Act of 1940, are described in the Prospectus under "How Is The Fund Managed?" As of January 20, 1998, the officers and trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

         No officer or Trustee of the Fund received remuneration from the Fund in excess of $60,000 for services to the Fund during the fiscal year ended September 30, 1997. The officers and trustees of the Fund, as a group, received $800 in compensation from the Fund for services to the Fund during the 1997 fiscal year. There is no family relationship between any officers and trustees of the Fund.


                        ADVISORY AGREEMENT AND EXPENSES


         Under the Advisory Agreement, between the Fund and the Investment Adviser, and subject to the control of the Board of Trustees, the Investment Adviser manages the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies. In addition, the Investment Adviser administers the Fund's daily business affairs such as providing accurate accounting records, computing accrued income and expenses of the Fund, computing the daily net asset value of the Fund, assuring proper dividend disbursements, proper financial information to investors, and notices of all shareholders', meetings, and providing sufficient office space, storage, telephone services, and personnel to accomplish these responsibilities. The Board of Trustees of the Fund approved the Advisory Agreement, by unanimous vote, on June 1, 1994 in the manner required by the Investment Company Act of 1940. A majority of the shareholders of the Fund approved the Advisory Agreement at a shareholders' meeting held on September 30, 1994. The Investment Adviser pays all of the compensation of trustees of the Fund who are employees of the Investment Adviser and of the officers and employees of the Fund. The Fund pays all of the compensation of trustees who are not employees of the Investment Adviser. The Advisory Agreement also provides that the Investment Adviser will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Advisory Agreement.


         In exchange for its services, the Investment Adviser is entitled to receive a management fee from the Fund, calculated daily and payable monthly, equal to 0.5% of the average daily net assets on an annual basis.

         The Fund is responsible for paying all its expenses other than those assumed by the Investment Adviser, including brokerage commissions, if any, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Fund and its shares under federal and state securities laws, and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder account services, fees and disbursements of appraisers, transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expense of trustees of the Fund not employed by the Investment Adviser or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses.

         The table below sets forth the advisory fees earned and the advisory fees actually paid during the last three fiscal years of the Fund:



                   ADVISORY           ADVISORY
                 FEES EARNED         FEES PAID
                 -----------         ---------
   1995             215,384          215,384
   1996             240,476          240,476
   1997             297,728          297,728


         The Advisory Agreement will continue in effect from year to year if such continuance is approved in the manner required by the Investment Company Act of 1940 (i.e., (1) by a vote of a majority of the Board of Trustees or of the outstanding voting securities of the Fund and (2) by a vote of a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any such party), and if the Investment Adviser shall not have notified the Fund at least 60 days prior to the anniversary date of the previous continuance that it does not desire such continuance. The Advisory Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to the Investment Adviser and will terminate automatically in the event of its assignment.

         The Investment Adviser also serves as the transfer agent, shareholder servicing agent and dividend disbursing agent for the Fund, pursuant to a Transfer Agency and Service Agreement (the "Agreement"). The Investment Adviser's duties under the Agreement include processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund and all other customary services of a transfer agent, shareholder servicing agent and dividend disbursing agent. As compensation for these services, the Fund pays the Investment Adviser at a rate intended to represent the Investment Adviser's cost of providing such services. This fee is in addition to the investment advisory fee payable to the Investment Adviser under the Advisory Agreement.

                             CUSTODIAN AND AUDITORS

         Norwest Investments and Trust, Norwest Bank Denver, N.A., is the portfolio securities custodian (the "Custodian") for the Fund. Their address is 1740 Broadway, Denver, Colorado 80274.


         KPMG Peat Marwick LLP, independent public accountants, are the auditors of the Fund. Their address is 2300 MCI Tower, 707 Seventeenth Street, Denver, Colorado 80202.


                    WHAT KIND OF SHARES DOES THE FUND OFFER?

         As described in the Prospectus, the Fund presently has only one class of shares, an unlimited number of which may be issued by the Board of Trustees. The Board of Trustees has the power to create additional series of the Fund. Each share represents an equal proportionate beneficial interest in the Fund. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Voting rights are not cumulative.

         Shares of the Fund have no preemptive or conversion rights, and are freely transferable. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

         Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of trustees from the separate voting requirements of the Rule.

                               PURCHASE OF SHARES

WHAT REDUCTIONS IN SALES CHARGES ARE PROVIDED?

         Volume Discounts will be provided if the total amount being invested in shares of the Fund reaches levels set forth in the sales charge schedule set forth in the Prospectus.

         Rights of Accumulation allow an investor to purchase shares of the Fund at the rate applicable in the discount schedule set forth in the Prospectus after adding the value of shares already owned by the investor to the amount of Fund shares being purchased.

         A Letter of Intent allows an investor to purchase shares of the Fund over a 13-month period at reduced sales charges in accordance with the sales charge schedule in the Prospectus, based on the total amount an investor states that he intends to purchase plus the total net asset value of shares of the Fund. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a Letter of Intent. For more information concerning terms of Letters of Intent, see the General Authorization Form.

WHO IS ENTITLED TO REDUCTIONS?

         Shares of the Fund may be sold at net asset value to (i) present and retired trustees, officers, directors, employees (and their respective spouses and minor children) of the Fund, the Investment Adviser and its affiliates, SMITH HAYES Financial Services Corporation, Hanifen, Imhoff Holdings Inc. and its affiliates as constituted on November 17, 1994 and other NASD registered representatives; (ii) employee benefit plans for such persons (and to any investment advisory, custodial, trust or other fiduciary account managed or advised by the Investment Adviser or any affiliate); and (iii) shareholders of unrelated mutual funds that charge a sales load to the extent that the purchase price of Fund shares is funded by the proceeds from the redemption (within 60 days prior to the purchase of Fund shares) of shares of such unrelated mutual fund(s).

         Shares may be issued without a sales charge in connection with the acquisition of cash and securities owned by other investment companies and personal holding companies.

REASONS FOR DIFFERENCES IN PUBLIC OFFERING PRICE

         As described in the Prospectus, there are a number of instances in which the Fund's shares are sold or issued on a basis other than the maximum public offering price (net asset value plus the highest sales charge). Some of these relate to lower or eliminated sales charges for larger purchases, whether made at one time or over a period of time as under a Letter of Intent or right of accumulation. (See the table of sales charges in the Prospectus.) The reasons for these quantity discounts are, in general, that (i) they are traditional and have long been permitted in the industry and are therefore necessary to meet competition as to sales of shares of other funds having such discounts, and (ii) they are designed to avoid an unduly large dollar amount of sales charges on substantial purchases in view of reduced selling expenses. Quantity discounts are made available to certain related persons ("single purchasers") for reasons of family unity and to provide a benefit to tax-exempt plans and organizations.

         The reasons for the eliminated sales charges to certain individuals and groups are permitted because of (i) reduced or eliminated selling expenses;
(ii) encouragement of an interest and an identification with the aims and policies of the Fund; and (iii) the necessity to meet competition as to sales of shares of other funds.

                             DISTRIBUTION OF SHARES


         SMITH HAYES Financial Services Corporation ("SMITH HAYES") is the general distributor of the shares of the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). The Distribution Agreement was approved by the Board of Trustees of the Fund, on November 30, 1994 in the manner required by the Investment Company Act of 1940. Hanifen served as the general distributor of the Fund's shares from its inception until November 30, 1994. As general distributor of the Fund's shares, SMITH HAYES allows concessions to all dealers, up to 4.35% on purchases to which the 4.75% sales charge applies. SMITH HAYES receives the balance of such sales charges (.40%) paid by investors. In its sole discretion, SMITH HAYES may give up all or part of such .40% sales charge to dealers; however, this practice may be discontinued at any time. For the fiscal years ended September 30, 1997, 1996 and 1995, the total amount of sales charges paid by investors was $285,733, $164,333 and $157,291, respectively.


         SMITH HAYES may offer cash or non-cash incentives to dealers in addition to sales charges in order to promote the sale of shares of the Fund. Any such cash or non-cash incentives will be in compliance with all applicable rules and regulations of the National Association of Securities Dealers, Inc.

                              REDEMPTION OF SHARES

         The procedures for redemption of Fund shares under ordinary circumstances are set forth in the Prospectus.

         In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the New York Stock Exchange during periods of emergency or such other periods as ordered by the Securities and Exchange Commission.

         Payment may be made in securities, subject to the review of some state securities commissions. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash.

                  HOW IS NET ASSET VALUE PER SHARE DETERMINED?

         The net asset value per share of the Fund is determined as of the close of business of the New York Stock Exchange for each day the Exchange is open. Net asset value is determined by dividing the value of the total assets of the Fund, less liabilities (net assets), by the number of shares outstanding. The value of total assets is primarily the sum of the market values of the bonds, other investments and cash in the portfolio.

         In determining the market values of bonds and other investments in the portfolio, the Fund uses valuations provided on a daily basis by a pricing service approved by the Board of Trustees. The pricing service uses quotes from bond dealers, market transactions and other relevant information in setting these values. However, the determination of market values for municipal bonds, particularly not rated municipal bonds, can be a very subjective process due to the infrequency at which individual bonds actually trade and the limited amount of information available about many municipal issuers.


         Therefore, in addition to the pricing service, the Board of Trustees has determined that it is appropriate to verify the values of bonds for which there is not an active market by obtaining quotes from municipal bond dealers in Colorado on a periodic basis. If, in the opinion of the Investment Adviser, the valuation provided by the pricing service appears less reliable than that provided by a consensus from at least two municipal bond dealers, the Investment Adviser will use the value provided by the bond dealers.


         The Board of Trustees in the future may direct the Fund to rely on other methods or combination of methods in determining the market values of its municipal bonds. These other methods may include the use of a matrix system, the use of relative changes in a municipal index or price changes of municipal future contracts or some other method that the Board of Trustees determines appropriate.

                        CALCULATION OF PERFORMANCE DATA

         The Fund may publish certain performance figures in advertisements from time to time. These performance figures may include yield, tax equivalent yield and total return figures.

YIELD

         Yield reflects the income per share deemed earned by the Fund's portfolio investments. Yield is determined by dividing the net investment income per share deemed earned during the preceding 30-day period by the maximum offering price per share on the last day of the period and annualizing the result according to the following formula:





                                     [((a-b)   )(6)    ]
                            YIELD = 2[(----- +1)    - 1]
                                     [(  cd    )       ]

     Where:  a = interest earned during the period.

             b = expenses accrued for the period (net of reimbursements).

             c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d = the maximum offering price per share on the last day of the period.

         To calculate interest earned (for the purpose of "a" above) the Fund will:

                 (a) Compute the yield to maturity of each obligation held by the Fund based on the market value of the obligation at the close of business on the last business day of each month, or with respect to obligations purchased during the month, the purchase price.

                 (b) Divide the yield to maturity by 360 and multiply the quotient by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio.

         The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

         In the case of an obligation issued without original issue discount and having a current market discount, the coupon rate of interest is used in lieu of the yield to maturity. In the case of an obligation with original issue discount, if the discount based on the current market value exceeds the then-remaining portion of original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. In the case of an obligation with original issue discount, if the discount based on the current market value is less than the then-remaining portion of original issue discount (market premium), the yield to maturity is based upon market value.

TAX EQUIVALENT YIELD

         Tax equivalent yield shows the yield from a taxable investment which would produce an after-tax yield equal to that of a fund that invests in tax-exempt securities. It is computed by dividing the tax-exempt portion of the Fund's yield (as calculated above) by one minus a stated income tax rate and adding the product to the portion (if any) of the Fund's yield that is not tax-exempt.

TOTAL RETURN

         Total return is the percentage change in the value of a hypothetical investment that has occurred in the indicated time period, taking into account the imposition of the sales charge and other fees and assuming the reinvestment of all dividends and distributions. Cumulative total return reflects the Fund's performance over a stated period of time and is computed as follows:

                          ERV - P = Total Return




                 Where:   ERV = ending redeemable value of the
                          hypothetical $1,000 payment made at the
                          beginning of the base period (reduced by the maximum sales charge) assuming reinvestment of all dividends and distributions.

                          P = a hypothetical initial payment of $1,000.

         Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period, and is computed according to the following formula:

                                           P(1+T)N = ERV

         Where:           P = a hypothetical initial payment of $1,000.
                          T = average annual total return.
                          n = number of years in the base period.

                          ERV = ending redeemable value of the
                          hypothetical $1,000 payment made at the
                          beginning of the base period (reduced by the maximum sales charge) assuming reinvestment of all dividends and distributions.

         All performance figures are based on historical results and are not intended to indicate future performance.

                        TAXABLE VERSUS TAX-EXEMPT YIELDS
                               COLORADO RESIDENTS

         The following table shows the rate of return an individual investor would need to receive from a taxable investment to equal various possible rates of return from the Fund. There can be no assurance that the Fund will achieve any particular tax-exempt yield.

                COLORADO DOUBLE       EQUIVALENT
               TAX-EXEMPT YIELD     TAXABLE YIELD*
               ----------------     --------------
                     8.00%            13.94%
                     7.75%            13.50%
                     7.50%            13.07%
                     7.25%            12.63%
                     7.00%            12.20%
                     6.75%            11.76%
                     6.50%            11.32%
                     6.25%            10.89%
                     6.00%            10.45%
                     5.75%            10.02%
                     5.50%             9.58%
                     5.25%             9.15%
                     5.00%             8.71%
                     4.75%             8.28%
                     4.50%             7.84%


*The equivalent taxable yield is based on a 39.6% marginal federal income tax bracket and a 5% marginal Colorado income tax bracket reduced by the deductibility of the state tax on the federal return.

                              GENERAL INFORMATION

         REPORTS TO SHAREHOLDERS. The Fund's fiscal year ends on September 30. The Fund distributes reports semiannually to its shareholders. Financial statements regarding the Fund, audited by the Fund's independent accountants, are sent to shareholders annually.

         LEGAL COUNSEL. The firm of Kutak Rock in Denver, Colorado, is legal counsel for the Fund.

         FUND PROSPECTUS. The Fund's Prospectus will be furnished without charge upon request. Such requests should be made to the Fund at the mailing address or telephone numbers set forth on the first page of this Statement of Additional Information.

         REGISTRATION STATEMENT. This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

                                   APPENDIX A

                     KEY TO MOODY'S MUNICIPAL BOND RATINGS

AAA              Bonds that are rated Aaa are judged to be of the best quality.
                 They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

BAA Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                      KEY TO S&P'S MUNICIPAL BOND RATINGS

AAA Debt rated "AAA" has the highest rating assigned by Standard & Poor's Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B Debt rated "B" has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

C The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI The rating "CI" is reserved for income bonds on which no interest is being paid.

D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                          INDEPENDENT AUDITORS' REPORT


THE TRUSTEES AND SHAREHOLDERS OF
COLORADO BONDSHARES - A TAX-EXEMPT FUND:


We have audited the accompanying statements of investments and assets and liabilities of Colorado BondShares - A Tax-Exempt Fund as of September 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the ten-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Colorado BondShares - A Tax-Exempt Fund as of September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended, in conformity with generally accepted accounting principles.




                                                          KPMG PEAT MARWICK LLP


Denver, Colorado
October 24, 1997

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS

SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

         FACE                                                                                 MARKET
        AMOUNT                  COLORADO MUNICIPAL BONDS -- 89.5%                             VALUE
        ------                  ---------------------------------                             -----
     $   235,000     Academy Water and Sanitation District G.O. Series 1995,
                         6.20%-7.10% due 11/15/02-05                                      $    258,775
          25,000     Adams & Arapahoe Counties School District No. 31J G.O. Series
                         1989, 7.30% due 11/15/04 (b)                                           26,726
          75,000     Adams County Pollution Control Revenue Refunding Series
                         1986A, 7.375% due 11/01/09                                             76,657
         200,000     Arapahoe County Water and Wastewater Authority Revenue
                         Series 1994, 6.20%-6.30% due 12/01/03-04 (b)                          216,392
         250,000     Arapahoe Water and Sanitation District G.O. Refunding and
                         Improvement Series 1986, 8.50% due 12/01/05                           297,613
         175,000     Arapahoe Water and Sanitation District G.O. Refunding and
                         Improvement Series, 1988A, 9.25% due 12/01/13                         187,000
       1,000,000     Arapahoe Water and Sanitation District G.O. Refunding and
                         Improvement Series, 1988A, 9.25% due 12/01/13 (b)                   1,068,930
       2,250,000     Arapahoe Water and Sanitation District G.O. Refunding Series
                         1995B, 8.50% due 12/01/20 (b)                                       2,670,502
         100,000     Arrowhead Metropolitan District G.O. Improvement Series
                         1995A, 5.20%-6.10% due 12/01/97-03                                    100,521
         100,000     Arrowhead Metropolitan District G.O. Refunding Series 1994,
                         5.70% due 12/01/03                                                    104,532
          70,000     City of Arvada G.O. Street and Bridge Refunding Series 1994,
                         3.80% due 12/01/99                                                     69,853
         565,000     Arvada Multifamily Rental Housing Revenue Series 1993,
                         7.50% due 12/15/18                                                    568,729
         250,000     City of Aspen G.O. Electric Refunding Series 1991, 5.35% due
                         10/01/98                                                              253,498
         306,040     Aurora Centretech Metropolitan District G.O. Refunding and
                         Improvement Series 1994, 6.00% due 12/01/23                           238,726
         135,000     Bayfield School District No. 10 JT-R G.O. Refunding Series
                         1992, 5.50% due 09/15/98                                              136,999
         245,000     Bear Creek LID #1 Special Assessment Refunding Series 1993,
                         6.50% due 3/15/98                                                     248,619
         125,000     Beaver Creek Metropolitan District G.O. Refunding Series
                         1994, 3.90% due 12/01/97                                              125,033
         100,000     Beaver Creek Metropolitan District G.O. Refunding Series
                         1993, 4.60% due 12/01/98                                              100,791
       1,880,000     Bell Mountain Ranch Phase II Metropolitan District G.O. Series
                         1995, 8.50% due 11/15/15                                            1,968,191
         460,000     Bell Mountain Ranch Phase II Metropolitan District Improve-
                         ment Fee Revenue Series 1997, 7.50% due 11/15/00                      459,977
         415,000     Bell Mountain Ranch Phase III Metropolitan District Improve-
                         ment Fee Revenue Series 1996, 7.00% due 11/15/99                      414,967
         345,000     Bell Mountain Ranch Phase III Metropolitan District Improve-
                         ment Fee Revenue Series 1997, 7.50% due 11/15/00                      344,983

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1997
--------------------------------------------------------------------------------



           FACE                                                                                              MARKET
          AMOUNT                            COLORADO MUNICIPAL BONDS -- CONTINUED                            VALUE
          ------                            -------------------------------------                            -----
       $  680,000   Bennett School District No. 29J G.O.  Refunding and Improvement Series 1991,
                        6.35%-6.95% due 12/01/99-04                                                     $    725,452
          145,000   City  of Black Hawk Device Tax  Revenue  Series  1994,  5.55%-5.70%  due
                        12/01/00-01                                                                          150,100
          200,000   City  of  Black  Hawk  Device  Tax  Revenue  Series  1996,  5.75%-5.85%  due
                        12/01/03-04                                                                          210,288
          350,000   City of Black Hawk G.O.  Water  Improvement  Series  1992,  6.40%-6.80%  due
                        12/01/98-00                                                                          365,367
          130,000   Boulder County  Gunbarrel  General  Improvement  District G.O.  Series 1994,
                        4.90%-5.00% due 11/15/98-99                                                          132,079
          100,000   Boulder  County  Single Family  Mortgage  Revenue  Series 1982A,  10.00% due
                        5/01/99                                                                               91,343
          260,000   Boulder  County Zero Coupon  Single  Family  Mortgage  Revenue  Series 1983,
                        11.00% due 12/01/14 (d)                                                               44,463
           25,000   Boulder Valley School District No. RE-2 Series 1992A , 5.80% due 10/15/01                 26,491
          165,000   Boxelder  Sanitation District Sewer Revenue Refunding and Improvement Series
                        1994, 5.35%-5.90% due 01/01/98-03                                                    168,537
          280,000   Town  of  Breckenridge   G.O.   Recreation  Center  Refunding  Series  1993,
                        4.30%-4.45% due 12/01/99-00                                                          282,137
          120,000   Town of Breckenridge Excise Tax Revenue Series 1991, 5.70% due 12/01/97                  120,384
          514,414       Briargate Public Building Authority, Landowner
                        Assessment Lien Series 1985A and 1986A, 9.50%-10.25%
                        due 06/15/95-05 (a)                                                                  334,796
           12,000   Castle Pines North  Metropolitan  District Tax Revenue  Bonds Series  1994B,
                        8.95%, due 12/01/33 (h)                                                                7,800
           25,000   Town of Castle Rock G.O. Series 1988-2, 10.375% due 12/01/08                              25,000
          530,000   Town of Castle Rock LID Series 1988-2D Special  Assessment,  9.25%-10.375% due
                        12/01/08 (a)                                                                         185,500
          470,000   Town of Castle  Rock G.O.  Water  Refunding  Series  1993,  4.30%-4.65%  due
                        12/01/98-00                                                                          473,899
          300,000   Castlewood  Water  District  G.O.  Refunding  Series 1993,  4.40%-5.10%  due
                        12/01/97-01                                                                          303,348
           60,389   Centennial Downs  Metropolitan  District Cash Payment Deficiency Bond Series
                        1993, 8.09%  due 12/01/34                                                             48,311
          588,601   Centennial  Downs  Metropolitan  District  Limited Tax Refunding Bond Series
                        1993, 8.09%  due 12/01/34                                                            353,161
          271,980   Centennial Downs  Metropolitan  Interest  Certificate Series 1993, 6.00% due
                        12/01/34 (c)                                                                           2,720
          100,000   Central Weld County Water  District  Water  Revenue  Refunding  Series 1993,
                        3.80% due 12/01/97                                                                   100,004
          105,000   Cherry Hills Farm  Metropolitan  District G.O.  Refunding Series 1992, 6.50%
                        due 12/01/97                                                                         107,150

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


       FACE                                                                                                  MARKET
      AMOUNT                            COLORADO MUNICIPAL BONDS -- CONTINUED                                VALUE
      ------                            -------------------------------------                                -----
      $   100,000   Clear Creek School District No. Re-1 G.O.  Improvement  Series 1991,  5.90% due
                        12/01/00                                                                        $    105,597
        2,009,520   Colorado Centre Metropolitan District Limited Tax and Special Revenue Series
                        1992A, principal only, 0.00% due 1/01/27 (e) (a)                                      20,095
        2,008,335   Colorado Centre  Metropolitan  District  Limited Tax and Special Revenue Series
                        1992A, interest only, 9.00% due 1/01/27 (f)                                        1,205,001
        6,465,662   Colorado Centre  Metropolitan  District  Limited Tax and Special Revenue Series
                        1992B, 0.00% due 1/01/32 (g) (a)                                                      64,657
            5,000   Colorado  Health  Facilities  Authority  Hospital  Refunding  Revenue  National
                        Jewish Center Series 1992, 6.15% due 2/15/98                                           5,033
          190,000   Colorado  Health  Facilities   Authority   Refunding  Revenue  Porter  Memorial
                        Hospital Series 1986A, 7.40% due 2/01/16 (b)                                         203,950
          240,000   Colorado Health  Facilities  Authority Revenue Refunding Swedish Medical Center
                        Series 1987, 7.00% due 10/01/15 (b)                                                  244,822
          520,000   Colorado Health  Facilities  Authority Zero Coupon  Retirement  Housing Revenue
                        Liberty Heights Project 1990 Subordinate Series B, 6.97% due 07/15/20 (d)            145,402
        1,610,000   Colorado  Postsecondary   Educational  Facilities  Authority  Revenue  National
                        Technological University Project Series 1993, 7.375%-7.75% due 12/01/10            1,627,700
           70,000   Colorado  Postsecondary  Educational  Facilities  Authority  Revenue The Naropa
                        Institutional Project Series 1990, 7.875% due 9/01/10 put 9/01/00                     70,000
          920,000   Colorado Springs Spring Creek G.O. Series 1995, 3.13% due 12/01/14 (h)                   414,000
          325,000   Colorado Tech Center  Metropolitan  District G.O.  Refunding Series 1989, 9.75%
                        due 6/01/09 (b)                                                                      345,595
        1,180,000   Columbia  Metropolitan  District G.O. Improvement Series 1992,  7.60%-8.50% due
                        11/01/00-11/01/12                                                                  1,407,487
          100,000   City of Commerce City Special  Improvement  District No. 17 Special Assessment,
                        6.90%-7.10% due 12/01/07 (b)                                                         100,045
          575,000   Cordillera Metropolitan District G.O. Series 1994A, 8.00% due 12/01/09                   598,000
          500,000   Cordillera Metropolitan District G.O. Series 1994, 8.25% due 12/01/13                    520,000
        2,250,000   Cottonwood Water and Sanitation District Refunding Series 1996, 7.60% 12/01/12         2,340,945
          240,000   Town  of  Crested  Butte  Sales  Tax  Revenue  Series  1994,   6.10%-6.35%  due
                        12/01/01-03                                                                          255,833
          260,000   Town of Crested Butte G.O. Water and Sewer Refunding  Series 1993,  3.90%-4.25%
                        due 11/01/97-99                                                                      260,471
          375,000   City of Delta Sales and Use Tax Revenue Refunding Series 1994,  4.35%-4.65% due
                        12/01/01-03                                                                          376,948

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


         FACE                                                                                                MARKET
        AMOUNT                            COLORADO MUNICIPAL BONDS -- CONTINUED                              VALUE
        ------                            -------------------------------------                              -----
      $    72,000   City and County of Denver Lease  Purchase  Certificates  Series 1993,  6.30%
                        due 01/01/02                                                                     $    72,127
           25,000   City and County of Denver Special  Facilities  Airport  Revenue Series 1967,
                        5.375% due 01/01/99                                                                   24,692
           60,000   City and County of Denver Zero Coupon Single Family Mortgage  Revenue Series
                        1984, 11.63% due 9/01/15 (d)                                                           8,695
           75,000   Town of Dillon G.O. Series 1992, 5.70%-5.90% due    10/01/99-00                           78,059
           95,000   Town of Dillon Excise Tax Revenue Series 1994, 5.80%-5.90% due 06/01/02-03                98,035
          320,000   Douglas County LID #3 Series 1991, 10.00% due 8/01/02                                    320,000
          505,000   Dove Valley Metropolitan  District G.O. Refunding & Improvement Series 1989,
                        8.25% due 12/01/08                                                                   508,813
           90,000   City of Durango First Mortgage Revenue Series 1995, 6.50% due 12/15/00                    91,021
           25,000   Eagle  County Eagle  Valley  Library  District  G.O.  (Limited  Tax) Library
                        Series March 1, 1994, 4.45% due 12/01/98                                              25,146
          600,000   Eaglebend Affordable Housing Corporation Revenue Series 1990A-2,  10.00% due
                        7/01/21                                                                              599,274
          500,000   Eaglebend  Affordable Housing  Corporation  Revenue Series 1991B, 10.00% due
                        7/01/21                                                                              499,395
          120,000   El  Paso and Elbert Counties Joint School District No. 23-JT
                        G.O. Building Series 1994, 5.75%-5.80% due 12/15/97-01                               123,142
           90,000   El  Paso  County  LID  85-2  Special   Assessment   Refunding  Series  1988,
                        8.875%-9.00% due 9/01/00                                                               9,000
        1,700,000   El Paso County  Multifamily  Housing  Briarglen  Apartments  Project  Series
                        1994, 4.10% due 12/01/24 (h)                                                       1,700,000
          100,000   El Paso County  Pheasant Run LID Special  Assessment  Bonds  Series  1986-2,
                        9.25% due 9/01/99 (a)                                                                 26,000
          100,000   El Paso County School District No. 2-Harrison G.O.  Improvement Series 1994,
                        7.10% due 12/01/04                                                                   115,940
          500,000   El Paso County  School  District  No. 20 Zero Coupon G.O.  Refunding  Series
                        1993A, 6.10% due 6/15/08 (d)                                                         294,340
          150,000   Elbert County School District C-1 G.O. Series 1994, 4.40% due 12/01/02                   148,611
          155,000   City of Englewood Golf Course Revenue Series 1994, 4.35% due 12/01/00                    154,692
          100,000   Estes Park Urban Renewal  Authority Tax Increment  Revenue  Refunding Series
                        1993, 4.30% due 05/15/98                                                             100,241
          490,000   Evergreen  Metropolitan  District  Water  Revenue  Refunding  Series  1992A,
                        6.10%-6.25% due 07/15/98-99                                                          503,329
           10,000   Fairlake Metropolitan District G.O. Series 1991, 9.625% due 12/01/98                      10,606

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


       FACE                                                                                               MARKET
      AMOUNT                            COLORADO MUNICIPAL BONDS -- CONTINUED                              VALUE
      ------                            -------------------------------------                              -----
      $ 1,500,000   Fairlake Metropolitan District G.O. Series 1989, 9.00% due 6/01/09                  $  1,569,270
          515,000   Forest Hills  Metropolitan  District G.O.  Refunding Series 1992B, 7.75% due
                        11/01/99                                                                             521,674
          500,000   Fort Collins G.O. Water Series 1982, 10.00% due 12/01/99 (b)                             505,140
           25,000   Fort Collins Refunding Series B, 6.00%, due 12/01/02                                      26,973
          150,000   Fraser Valley  Metropolitan  Recreation District G.O. Refunding Series 1992,
                        5.20%-5.40% due 10/01/98-99                                                          152,810
          100,000   Town  of  Frederick  G.O.  Water  Refunding  Series  1993,  4.50%-4.70%  due
                        12/01/97-98                                                                          100,342
          100,000   School District Fremont RE-1 G.O. Refunding Series 1990, 6.80% due 10/01/99              101,938
          850,000   Gateway  Village  Improvement  District G.O.  Series 1995,  8.25%-8.75%  due
                        12/01/05-14                                                                          862,721
          200,000   City of Glenwood  Springs Sales and Use Tax Revenue Series 1992A,  5.90% due
                        12/01/02                                                                             202,502
          300,000   City of Golden  Sales  and Use Tax  Revenue  Series  1992,  4.50%-5.00%  due
                        11/15/97-99                                                                          302,907
          300,000   City of Grand Junction Downtown Development  Authority Tax Increment Revenue
                        Series 1996, 5.55%-5.65% due  11/15/04-05                                            312,651
          100,000   Greeley General  Improvement  District No. 1 G.O.  Refunding Series July 15,
                        1994, 5.20%-5.30% due 10/01/98-99                                                    101,885
          290,000   Greenwood  Metropolitan District G.O. Refunding Series 1994, 5.30%-7.00% due
                        12/01/97-04                                                                          309,786
          520,000   Greenwood  North   Metropolitan   District  G.O.   Refunding   Series  1993,
                        4.30%-5.00% due 12/01/97-01                                                          522,046
          220,000   Greenwood  South   Metropolitan   District  G.O.   Refunding   Series  1994,
                        6.25%-6.90% due 12/01/01-04                                                          235,163
          100,000   City of Greenwood  Village Sales Tax Revenue  Refunding  Series 1993,  4.40%
                        due 12/01/99                                                                         100,818
          500,000   Hamilton Creek District Series 1990, 1.20% due 12/01/04 (g)                              250,000
           55,000   Town of Hayden G.O. Water Refunding Series 1993, 4.30% due 09/01/99                       55,149
           35,000   Heritage Greens Metropolitan  District G.O. Refunding Series 1994, 5.35% due
                        12/15/97                                                                              35,101
           10,000   Hyland Hills Park & Recreation  District Special Revenue  Improvement Series              10,864
                        1992, 7.10% due 12/15/00
          340,000   Idledale  Fire  Protection  District  G.O.  Series  1993,   5.20%-5.80%  due
                        12/15/03-07                                                                          341,390
        1,655,000   Interstate  South  Metropolitan   District  Zero  Coupon  G.O.  Refunding  &
                        Improvement Series 1989, 9.00% due 12/01/10-14 (d)                                   415,050

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

          FACE                                                                                              MARKET
         AMOUNT                       COLORADO MUNICIPAL BONDS -- CONTINUED                                 VALUE
         ------                       -------------------------------------                                 -----
     $    100,000   La Plata County Hospital District G.O. Series 1987, 7.50% 12/01/00 (b)              $    102,621
          490,000   La Plata  County  Recreational  Facilities  Revenue  Refunding  Durango  Ski
                        Corporation Project Series 1989A, 9.00% due 02/01/10                                 475,300
          100,000   City of Lafayette Sales and Use Tax Revenue Series 1991, 5.70% due 11/15/98              102,093
          100,000   City of Lakewood  Combined Utility Revenue  Refunding Series 1993, 4.20% due
                        12/01/97                                                                             100,048
           65,000   City of Lakewood Zero Coupon Single Family Mortgage Series 1985,  11.10% due
                        5/01/15 (d)                                                                           10,060
          315,000   City of Las Animas Water G.O. Series 1989, 8.60% due 12/01/09                            316,222
          300,000   Left Hand Water District Water Revenue  Refunding  Series 1993,  4.30%-4.45%
                        due 11/15/00-01                                                                      302,221
          135,000   Lookout  Mountain  Water  District  G.O.  Refunding  Series 1993,  5.20% due
                        12/01/01                                                                             138,754
        1,000,000   City of Louisville Sales Tax Revenue Series 1989, 8.60% due 11/15/13 (b)               1,062,200
           70,000   City of Manitou  Springs  Water and Sewer Revenue  Series 1992,  5.00%-5.20%
                        due 03/01/98-99                                                                       70,342
          220,000   Mesa County Single Family Mortgage Revenue Series 1982,  10.75% due 12/01/99
                        (a)                                                                                   17,600
        1,250,000   Mid Valley  Metropolitan  District G.O. Refunding & Improvement Series 1989,
                        8.90% due 12/15/04 (b)                                                             1,391,975
          200,000   Moffat School District No. 2 G.O. Series 1994, 5.40%-5.90% due 12/01/97-01               207,202
          320,000   City  of  Montrose  Sales  and  Use  Tax  Revenue   Refunding  Series  1993,
                        4.20%-4.40% due 08/15/99-00                                                          321,738
          250,000   City of Montrose Water and Sewer Revenue  Refunding and  Improvement  Series
                        1993, 4.50%-4.65% due 10/01/01-02                                                    253,474
           15,000   Montrose County Airport  Authority  Airport Revenue  Refunding & Improvement
                        Series 1987, 9.50% due 12/01/07 (b)                                                   15,292
          155,000   Monument  Sanitation  District G.O.  Refunding Series 1994,  5.80%-5.90% due
                        12/01/01-02                                                                          161,492
          255,000   Town of Mt.  Crested  Butte G.O.  Refunding  Series  1993,  4.40%-4.75%  due
                        05/01/99-01                                                                          256,338
          750,000   Mountain Village Metropolitan District G.O. Series 1992, 7.95% due 12/01/03              841,958
          350,000   Town of Nederland G.O. Water Refunding Series 1989, 8.50% due 8/15/13 (b)                364,270
          225,000   North Jeffco Park and  Recreation  District Golf Course Revenue Series 1994,
                        5.80%-6.10% due 12/01/01-04                                                          237,867

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


          FACE                                                                                              MARKET
         AMOUNT                            COLORADO MUNICIPAL BONDS -- CONTINUED                             VALUE
         ------                            -------------------------------------                             -----
      $   100,000   North Table Mountain Water and Sanitation  District G.O. Water  Improvement,
                        7.10% due 12/01/97                                                             $     100,263
          120,000   Northeast   Teller  County  Fire  Protection   District  G.O.  Series  1988,
                        7.50%-7.60% due 12/01/97-98                                                          120,688
          193,750   Northern  Metropolitan  District Limited Tax Revenue Refunding Series 1992A,
                        8.60%-8.875% due 12/01/22                                                            168,562
          579,900   Northern  Metropolitan  District Limited Tax Revenue Refunding Series 1992B,
                        principal only, 0.00%  due 12/01/22 (e) (a)                                          226,161
          918,750   Northern  Metropolitan  District Limited Tax Revenue Refunding Series 1992B,
                        0.00% due 12/01/22 (g) (a)                                                           358,313
           20,000   Northgate Public Building Authority Landowner  Assessment Lien Series 1987A,
                        8.25% due 12/01/00 (a)                                                                 2,800
          200,000   City of Northglenn Water and Sewer Revenue  Refunding Series 1992, 4.70% due
                        12/01/98                                                                             201,854
          100,000   Town of Palisade G.O. Water Refunding Series 1993B, 5.10% due 04/01/99                   101,297
        1,055,000   Panorama  Metropolitan  District  G.O.  Refunding  Series  1989B,  9.00% due
                        12/01/09 (b)                                                                       1,172,590
          280,000   Town of Parker Sales and Use Tax Refunding Revenue Series 1993,  4.20%-4.30%             281,536
                        due 11/01/99-00
        1,000,000   Piney Creek Metropolitan District Refunding Series 1989A, 8.50% due 12/01/14           1,024,490
           50,000   Pitkin County Sales Tax Revenue Series 1993, 3.45% due 12/01/97                           49,972
           45,000   Pitkin County Sales Tax Revenue Series 1995, 5.30% due 12/01/00                           45,828
          200,000   Project 7 Water Authority  Water Revenue  Refunding  Series 1993,  4.50% due
                        12/01/00                                                                             201,990
          205,000   Rangely Junior College District G.O.  Building Series 1992,  6.15%-6.40% due
                        10/01/98-00                                                                          210,695
          210,000   Ridgway School District No. R-2 G.O. Series 1994, 7.75% due 12/01/98-02                  231,913
          159,868   Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/16                131,092
          278,078   Roxborough  Village  Metropolitan  District  Series 1993B,  principal  only,
                        0.00% due 12/31/21 (e)                                                                16,685
           20,270   Roxborough  Village  Metropolitan  District  Series  1993B,  interest  only,
                        10.41% due 1/01/43 (f)                                                                   203
          906,622   Roxborough  Village  Metropolitan  District Series 1993C, 0.06% due 12/31/32
                        (d)                                                                                    9,066
          225,000   St. Charles Mesa Water District Water Revenue  Refunding  Series 1992, 5.55%
                        due 12/01/00                                                                         234,659

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

       FACE                                                                                                 MARKET
      AMOUNT                         COLORADO MUNICIPAL BONDS -- CONTINUED                                   VALUE
      ------                         -------------------------------------                                   -----
      $   240,000   Saint Vrain Sanitation District G.O. Series 1987, 9.625% due 12/01/06              $     244,685
          500,000   City of Salida Sales Tax Revenue Refunding & Improvement  Series 1990, 8.20%
                        due 12/01/11                                                                         518,105
          125,000   San Miguel  County  Housing  Authority  Multifamily  Telluride  Village Zero
                        Coupon Revenue Refunding Series 1993, 7.00% due 7/01/98 (d)                          120,345
          535,000   San Miguel County Housing  Authority  Multifamily  Telluride Village Revenue
                        Refunding Series 1993, 6.30% due 7/01/13                                             541,377
        1,250,000   Sand Creek Metropolitan  District G.O. Limited Tax Bonds,  Series 1997, 7.125%         1,250,000
                        due 12/1/16
          185,000   San Miguel  County  School  District  No. R-1 G.O.  Series  1992,  8.50% due             194,465
                        12/01/98 (b)
        1,800,000   City of Sheridan G.O. Series 1997, 7.50% due 12/01/16                                  1,800,000
          145,000   City of Silverthorne Joint Water and Sewer Revenue Series 1989,  7.80%-7.90%
                        due 01/01/98-99                                                                      146,369
        1,900,000   Smith Creek Metropolitan  District Revenue Series 1997,  Variable Rate 3.85%
                        due 10/01/35 (h)                                                                   1,900,000
          230,000   Town of Snowmass Village Multifamily  Housing Series 1990A,  7.60%-7.70% due
                        12/15/98-99                                                                          244,208
          210,000   Southgate  Corporate  Center  Metropolitan  District G.O.  Refunding  Series
                        1994, 5.50% due 12/01/98                                                             210,563
        1,000,000   Southpark  Metropolitan  District  Refunding  G.O.  Series  1996,  6.60% due
                        12/01/13                                                                             980,000
          305,000   Southtech  Metropolitan District G.O. Refunding Series 1994, 5.10%-5.85% due
                        12/01/99-04                                                                          317,573
          100,000   Southwest Plaza Metropolitan  District G.O. Refunding Series 1993, 5.00% due
                        12/01/99                                                                             101,616
          385,000   Squaw Creek  Metropolitan  District Revenue Series 1994, 5.25% due 12/01/13,
                        put 12/01/98                                                                         385,628
           40,000   City of Steamboat Springs  Accommodations Tax Revenue Series 1995, 5.25% due
                        03/01/00                                                                              41,085
          200,000   Summit County Sewer Revenue Refunding Series 1992, 4.60% due 12/01/98                    201,674
          180,000   Superior  Metropolitan District No. 2 G.O. Refunding Series 1994A, 5.90% due
                        12/01/98                                                                             180,779
           90,000   Swink School  District  No. 33 G.O.  Building  Bonds Series 1994,  8.40% due
                        12/15/97-03                                                                          103,405
           90,000   Upper Bear Creek Water and Sanitation  District G.O.  Refunding Bonds Series
                        1992, 6.40% due 03/01/98                                                              90,966
          300,000   Upper  Eagle  Regional  Water  Authority   Water   Refunding   Series  1994,
                        5.50%-5.80% due 12/01/99-01                                                          310,058
          610,000   Valley Metropolitan District G.O. Revenue Series 1992, 7.00% due 12/15/06
                                                                                                             645,502

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


          FACE                                                                                             MARKET
         AMOUNT                       COLORADO MUNICIPAL BONDS -- CONTINUED                                VALUE
         ------                       -------------------------------------                                -----
      $   100,000   Walsenburg Natural Gas Revenue Series 1968, 6.25% due 6/01/98-99                     $   101,571
          100,000   Weld County  Reorganized  School District RE-4 G.O.  Series 1993,  4.65% due
                        12/01/00                                                                             101,436
          100,000   Westglenn  Metropolitan  District  G.O.  Refunding  Series  1994,  4.80% due
                        12/01/98                                                                             100,942
           70,000   City  of  Westminster   Sheridan  Park  General  Improvement  District  G.O.
                        Refunding Series 1994, 5.25% due 12/01/97                                             70,166
          100,000   City of Wheat  Ridge  Sales  Tax  Revenue  Refunding  Series  1993,  3.75% due
                        12/15/97                                                                              99,991
          335,000   Town  of  Windsor,  G.O.  Water  Refunding  Series  1994,   4.40%-4.80%  due
                        4/01/99-01                                                                           337,622
          185,000   City of Woodland  Park  Limited  Sales Tax  Refunding  Bonds  Series  1994A,
                        5.00%-5.25% due 12/01/97-98                                                          186,523
                                                                                                         -----------

                    Total Colorado Municipal Bonds (cost $59,343,706)                                     60,221,641
                                                                                                         -----------

                                   COLORADO CERTIFICATES OF PARTICIPATION -- 1.3%
                                   ----------------------------------------------

          155,000   Arapahoe County Recreation District Refunding  Certificates of Participation
                        Series 1996, 5.00%-5.20% due 12/01/04-06                                             160,876
          170,000   City of Central City Certificates of Participation  City Hall Project Series
                        1995, 6.50%-6.80% due 12/01/99-00                                                    168,634
          100,000   El  Paso  County  School   District  No.  49  (Falcon   Schools)   Refunding
                        Certificates of Participation Series 1995, 4.375% due 11/01/01                       100,834
          200,000   Gilpin County  Certificates  of  Participation  Detention  Facility  Project
                        Series 1994, 6.60% due 10/15/01                                                      217,204
           50,000   Las Animas  County School  District No. 001  Certificates  of  Participation
                        Series 1991A, 8.00% due 12/01/10                                                      56,033
          145,000   Park  School  District  R-3  Certificates  of  Participation   Series  1996,
                        5.35%-5.45% due 06/01/04-05                                                          145,126
                                                                                                         -----------
                    Total Colorado Certificates of Participation (cost $858,641)                             848,707
                                                                                                         -----------

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


         FACE                                                                                             MARKET
        AMOUNT                  COLORADO INDUSTRIAL DEVELOPMENT REVENUE BONDS -- 4.2%                      VALUE
        ------                  -----------------------------------------------------                      -----
      $   555,000   Adams County Robertson Association Series 1979, 9.00% due 6/15/04                   $    565,301
          730,000   City of Aurora  Industrial  Development  Revenue McKesson Corp. Series 1987,
                        5.00% due 12/01/11 (h)                                                               731,285
          200,000   City and County of Denver Desks  Colorado  Project  Series  1983,  4.30% due
                        10/15/05 (put 10/15/97) (h)                                                          200,006
        1,305,000   City of Fort Collins The Opera House Project Series 1986,  8.75%-9.125%  due
                        12/01/10-16                                                                        1,340,899
                                                                                                        ------------
                    Total Colorado Industrial Development Revenue Bonds
                        (cost $2,787,500)                                                                  2,837,491
                                                                                                        ------------

                                            OTHER MUNICIPAL BONDS -- 2.0%
                                            -----------------------------
          100,000   City of Burnsville  G.O. Tax  Increment  Refunding  Series 1993C,  4.40% due
                        02/01/02                                                                             100,465
          305,000   Daggett County School District,  G.O. Refunding Series 1993, 4.30%-4.65% due
                        12/15/97-99                                                                          307,185
          515,000   Sandoval  County,  New Mexico Project Revenue Bonds,  Series 1997, 7.50% due
                        08/15/06                                                                             515,000
          100,000   Santa Fe Public School District G.O. Series 1993, 4.00% due 06/15/99                     100,023
          100,000   Santa Fe Public School District G.O. Series 1993, 5.60% due 06/15/01                     102,294
          100,000   Washington  County  School  District 007  Hillsboro  Series 1989,  6.70% due
                        06/01/08 (b)                                                                         104,575
          120,000   West Wendover  Recreation  District G.O. Golf Course  Improvement  Refunding
                        Series 1993, 5.60% due 12/01/99                                                      123,536
                                                                                                        ------------

                    Total Other Municipal Bonds (cost $1,356,551)                                          1,353,078
                                                                                                        ------------

                    Total investments, at value (cost $64,346,398)                     97.0%              65,260,917
                    Other assets net of liabilities                                     3.0                1,988,073
                                                                                     ------             ------------

                    Net assets                                                        100.0%            $ 67,248,990
                                                                                     ======             ============

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF INVESTMENTS, CONTINUED

SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


(a) Non-income producing based upon the financial condition of the issuer (see footnote 1).

(b) Originally issued as general obligation bonds but are now prerefunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c) Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity.

(d)   Interest rate shown for zero coupon bonds represents the effective yield.

(e) Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f) Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g) Interest rate disclosed for cash flow bond represents the effective yield at September 30, 1997. Income on this security is derived from the cash flow of the issuer.

(h)   Represents current interest rate for a variable rate bond.

The following abbreviations are used in the descriptions of securities included in the Statement of Investments:

       G.O.     -- General Obligations
       LID      -- Local Improvement District
       GID      -- General Improvement District


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND


STATEMENT OF ASSETS AND LIABILITIES


SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


ASSETS
------
Investments, at value (cost $64,346,398) - see accompanying statement     $ 65,260,917
Cash                                                                           683,010
Interest receivable                                                          1,498,988
Shares of beneficial interest sold                                              28,588
                                                                          ------------

         Total assets                                                       67,471,503
                                                                          ------------

LIABILITIES
-----------

Payables and other liabilities:
    Dividends                                                                  166,509
    Accrued expenses and other                                                  56,004
                                                                          ------------
         Total liabilities                                                     222,513
                                                                          ------------

         Net assets                                                       $ 67,248,990
                                                                          ============

COMPOSITION OF NET ASSETS
-------------------------

Paid-in capital                                                           $ 66,614,820
Undistributed net investment income                                             21,418
Accumulated net realized loss from investment transactions                    (301,767)
Net unrealized appreciation of investments (note 3)                            914,519
                                                                          ------------

         Net assets                                                       $ 67,248,990
                                                                          ============

Net asset value and redemption value per share (based on 7,019,571
    shares of beneficial interest outstanding)                            $       9.58
                                                                          ============

Maximum offering price per share (net asset value plus sales charge
    of 4.75% of offering price)                                           $      10.06
                                                                          ============


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENT OF OPERATIONS

YEAR ENDED SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

Investment income - interest                                                $ 4,085,259
                                                                            -----------

Expenses:
    Management fees (note 4)                                                    297,728
    Custodian fees (note 5)                                                      66,367
    Legal and auditing fees                                                      39,665
    Transfer agency expenses (note 4)                                            38,325
    Shareholders' reports and proxy statements                                   30,720
    Interest (note 6)                                                            21,843
    Fidelity bond                                                                 2,373
    Registration fees                                                             1,785
    Trustees' fees                                                                  800
    Other                                                                           440
                                                                            -----------

          Total expenses                                                        500,046

    Expenses paid indirectly (note 5)                                           (66,367)
                                                                            -----------

          Net expenses                                                          433,679
                                                                            -----------
          Net investment income                                               3,651,580
                                                                            -----------

Realized and unrealized gain on investments:
    Net realized gain on investments                                             66,006
                                                                            -----------
    Net unrealized appreciation (depreciation) of investments:
       Beginning of year                                                       (428,401)
       End of year                                                              914,519

          Net change in unrealized depreciation on investments                1,342,920
                                                                            -----------

          Net realized and unrealized gain on investments                     1,408,926
                                                                            -----------

          Net increase in net assets resulting from operations              $ 5,060,506
                                                                            ===========


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED SEPTEMBER 30, 1997 AND 1996

--------------------------------------------------------------------------------


                                                                        1997              1996
                                                                   ------------      ------------
From investment activities:
    Net investment income                                             3,651,580         3,092,785
    Net realized gain (loss) on investments                              66,006            (7,594)
    Net change in unrealized appreciation on investments              1,342,920         1,064,774
                                                                   ------------      ------------

          Net increase in net assets resulting from operations        5,060,506         4,149,965
                                                                   ------------      ------------

    Dividends to shareholders from net investment income             (3,640,860)       (3,082,087)
                                                                   ------------      ------------

From beneficial interest transactions:
    Proceeds from sale of shares                                     16,889,528         6,719,354
    Dividends reinvested                                              2,375,147         2,038,765
    Payments for shares redeemed                                     (4,018,181)       (4,011,430)
                                                                   ------------      ------------
          Increase in net assets derived from
              beneficial interest transactions                       15,246,494         4,746,689
                                                                   ------------      ------------

          Net increase in net assets                                 16,666,140         5,814,567

Net assets:
    Beginning of year                                                50,582,850        44,768,283
                                                                   ------------      ------------

    End of year, including undistributed net investment
       income of $21,418 and $10,698, respectively                 $ 67,248,990        50,582,850
                                                                   ============      ============



See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                             Year ended September 30
                                   ------------------------------------------------------------------------------
                                       1997             1996             1995             1994             1993
                                   ----------       ----------       ----------       ----------       ----------
PER SHARE OPERATING DATA:
Net asset value, beginning
    of period                      $     9.37       $     9.16       $     9.07       $     9.13       $     9.07
                                   ----------       ----------       ----------       ----------       ----------

Net investment income                     .58              .61              .60              .63              .66

Net realized and unrealized
    gain (loss) on investments            .21              .20              .09             (.06)             .07
                                   ----------       ----------       ----------       ----------       ----------

Increase from investment
    operations                            .79              .81              .69              .57              .73
Dividends from net invest-
    ment income                          (.58)            (.60)            (.60)            (.63)            (.67)
                                   ----------       ----------       ----------       ----------       ----------
       Net increase (decrease)
          in net asset value              .21              .21              .09             (.06)             .06
                                   ----------       ----------       ----------       ----------       ----------

Net asset value, end of period     $     9.58       $     9.37       $     9.16       $     9.07       $     9.13
                                   ==========       ==========       ==========       ==========       ==========

TOTAL RETURN, AT NET ASSET
    VALUE (1)                            8.66%            9.15%            8.05%            6.50%            8.53%
                                   ==========       ==========       ==========       ==========       ==========

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
    (000)s                         $   67,249       $   50,583       $   44,768       $   41,790       $   34,773
                                   ==========       ==========       ==========       ==========       ==========

Ratios to average net assets:
    Net investment income                6.13%            6.50%            6.81%            6.96%            7.27%
    Expenses, inclusive of                .84%             .77%             .84%             .74%             .81%
expenses paid indirectly
by the Fund
    Expenses, net of                      .73%             .70%             .77%             .74%             .81%
expenses paid indirectly
by the Fund

Portfolio turnover rate (3)             27.66%           24.53%           27.48%           22.04%            7.87%
                                   ==========       ==========       ==========       ==========       ==========


                                                             Year ended September 30
                                   ----------------------------------------------------------------------------------
                                      1992             1991             1990             1989                1988
                                   ----------       ----------       ----------       ----------          ----------
PER SHARE OPERATING DATA:
Net asset value, beginning
    of period                      $     8.96       $     8.93       $     9.61       $     9.59          $     9.43
                                   ----------       ----------       ----------       ----------          ----------

Net investment income                     .68              .71              .74              .74                 .77

Net realized and unrealized
    gain (loss) on investments            .10              .03             (.68)             .03                 .16
                                   ----------       ----------       ----------       ----------          ----------

Increase from investment
    operations                            .78              .74              .06              .77                 .93
Dividends from net invest-
    ment income                          (.67)            (.71)            (.74)            (.75)               (.77)
                                   ----------       ----------       ----------       ----------          ----------
       Net increase (decrease)
          in net asset value              .11              .03             (.68)             .02                 .16
                                   ----------       ----------       ----------       ----------          ----------

Net asset value, end of period     $     9.07       $     8.96       $     8.93       $     9.61          $     9.59
                                   ==========       ==========       ==========       ==========          ==========

TOTAL RETURN, AT NET ASSET
    VALUE (1)                            9.09%            8.49%            0.61%            8.49%               9.57%
                                   ==========       ==========       ==========       ==========          ==========

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
    (000)s                         $   27,585       $   25,177       $   34,397       $   37,551          $   15,319
                                   ==========       ==========       ==========       ==========          ==========

Ratios to average net assets:
    Net investment income                7.61%            8.04%            7.85%            8.80%               7.38%
    Expenses, inclusive of                .94%            1.06%             .82%             .79%(2)             .43%(2)
expenses paid indirectly
by the Fund
    Expenses, net of                      .94%            1.06%             .82%             .79%(2)             .43%(2)
expenses paid indirectly
by the Fund

Portfolio turnover rate (3)              5.00%            9.35%           34.54%           11.58%              11.12%
                                   ==========       ==========       ==========       ==========          ==========

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

FINANCIAL HIGHLIGHTS, CONTINUED

--------------------------------------------------------------------------------

(1) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) Absent voluntary expense reimbursement by the Fund's investment adviser, the expense ratio for the years ended September 30, 1989 and 1988 would have been 0.86% and 1.27%, respectively. There have been no voluntary reimbursements subsequent to fiscal 1989.

(3) The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the market value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation.

      Purchases and sales of investment securities (excluding short-term securities) for the year ended September 30, 1997 were $28,011,321 and $15,813,508, respectively.


See accompanying notes to financial statements.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 1997 AND 1996

--------------------------------------------------------------------------------

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Colorado BondShares - A Tax-Exempt Fund (the Fund) is registered under the Investment Company Act of 1940 as amended, as a diversified, open-end management company. The Fund's investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund's investment adviser is Freedom Funds Management Company (Freedom Funds). The following is a summary of significant accounting policies consistently followed by the Fund.

      INVESTMENT VALUATION

      The value of investments are determined using prices quoted by a national independent pricing service approved by the Fund's Board of Trustees. The pricing service values the municipal bonds taking into consideration yield, stability, risk, quality, coupon, maturity, type of issue, trading characteristics and any other relevant trading or market factors. The Fund does not record amortization of premiums or accretion of discounts for financial statement purposes, except for original issued discounts on zero coupon bonds which are amortized to maturity using the effective yield method. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

      INCOME TAXES

      The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its net investment income to shareholders. Therefore, no tax provision is required. At September 30, 1997, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $302,000, expiring in 2001, 2002, and 2003.

      OTHER/SECURITY CREDIT RISK

      Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis which is the same basis the Fund uses for federal income tax purposes. The Fund concentrates its investments in Colorado and therefore, may have more credit risks related to the economic conditions of Colorado than a portfolio with a broader geographical diversification. The Fund invests in nonrated securities which may be subject to a greater degree of credit risk, risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund's investment adviser determines that an uncertainty exists as to the realization of all or a portion of the principal balance. The face amount and market value of bonds, for which the accrual of interest income has been discontinued, approximated $10,758,346 and $648,649 (1.0% of net assets), respectively, as of September 30, 1997.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED

--------------------------------------------------------------------------------

      USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(2)   SHARES OF BENEFICIAL INTEREST

      At September 30, 1997, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the years ended September 30, 1997 and 1996 were as follows:

                                                         1997            1996
                                                      ----------      ----------
                  Sold                                 1,794,889         724,744
                  Dividends reinvested                   251,774         219,736
                                                      ----------      ----------
                                                       2,046,663         944,480
                  Redeemed                              (426,982)       (431,911)
                                                      ----------      ----------

                           Net increase                1,619,681         512,569
                                                      ==========      ==========

(3)   UNREALIZED GAINS AND LOSSES

      At September 30, 1997, the net unrealized appreciation on investments of $914,519 was comprised of gross appreciation of $2,785,538 and gross depreciation of $1,871,019.

(4)   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expenses associated with advertising, marketing, and distributing the Fund's shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the fiscal year ended September 30, 1997. Transfer agency expenses represent direct expenses charged to the Fund by third parties.

(5)   EXPENSES PAID INDIRECTLY BY THE FUND

      Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the custodian by the Fund which result in offsetting custodian fees incurred for the safeguarding of Fund assets.

COLORADO BONDSHARES -
A TAX-EXEMPT FUND

NOTES TO FINANCIAL STATEMENTS, CONTINUED

--------------------------------------------------------------------------------

(6)   LINE OF CREDIT

      The Fund may borrow money from banks for temporary purposes only, and in an amount not to exceed 10 percent of the value of its total assets. During the year ended September 30, 1997, the Fund had available a $2,500,000 line of credit with a bank bearing interest at the prime rate. The line was used for a limited purpose and is no longer available to the Fund. A commitment fee was paid but no compensating balances were required under the line. The Fund has no borrowings outstanding at September 30, 1997.

                          PART C. OTHER INFORMATION

ITEM 24.         FINANCIAL STATEMENTS AND EXHIBITS

                 (a)      FINANCIAL STATEMENTS

                          Included in Part B of the Registration Statement


                                  Independent Auditors' Report, dated
                                  October 24, 1997

                                  Statement of Investments September 30, 1997
                                  (Schedule I)

                                  Statement of Assets and Liabilities
                                  September 30, 1997

                                  Statement of Operations Year ended
                                  September 30, 1997

                                  Statements of Changes in Net Assets Years
                                  Ended September 30, 1997 and 1996

                                  Financial Highlights Years Ended September
                                  30, 1997, 1996, 1995, 1994, 1993, 1992, 1991,
                                  1990, 1989 and  1988


                                  Notes to Financial Statements

                                  Schedules II through VII are omitted because they are not applicable.

                 (b)      EXHIBITS


                          1 Amended and Restated Declaration of Trust of the Registrant.(3)

                          2       Bylaws of the Registrant.(1)

                          5 Investment Advisory Agreement dated November 17, 1994.(3)

                          6.1     Distribution Agreement dated November 30,
                                  1994.(3)

                          6.2     Form of Selling Agreement.(3)

                          8       Form of Custodian Agreement.(1)

                          9 Transfer Agency and Service Agreement dated November 17, 1994.(3)

                          10.1    Opinion and consent of Lane & Mittendorf.(2)

                          10.2    Opinion and consent of Hale and Dorr.(2)

                          11.1    Consent of Legal Counsel.*

                          11.2    Consent of Independent Auditors.*

                          17.     Financial Data Schedule*

(1)      As filed with the Registration Statement on February 13, 1987.

(2) As filed with Pre-Effective Amendment No. 1 to the Registration Statement on April 1, 1987.

(3) As filed with Post-Effective Amendment No. 10 to the Registration Statement on January 28, 1995.

(*)      Filed herewith.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                 None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES


                 As of January 28, 1998 the Fund had 1,282 holders of record of its shares.


ITEM 27. INDEMNIFICATION

         Under the terms of the Fund's Declaration of Trust, dated February 13, 1987, as amended, every trustee and officer of the Fund shall be indemnified to the fullest extent permitted by law, unless a court or body before which the proceeding was brought and adjudicated shall have found such person liable to the Fund or its shareholders by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties of his office ("disabling conduct"), or unless found by such court or body not to have acted in good faith in the reasonable belief that his action was in the best interest of the Fund. In the event of a settlement, no indemnification may be provided unless there has been a determination that such person did not engage in disabling conduct (1) by a court or other body before whom the proceeding was brought, or
(2) in the absence of such a determination, a reasonable determination, based upon a review of the facts, by (a) the vote of the majority of a quorum of directors who are neither "interested persons" of the Fund as defined in
Section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. The complete provisions of this indemnification arrangement are set out in Article XII of the Declaration of Trust of the Fund.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Freedom Funds Management Company, a Delaware corporation (the "Investment Adviser"), is the Registrant's investment adviser.


         The Investment Adviser is a wholly owned subsidiary of Carbon County Holding Company, whose business address is 1200 Seventeenth Street, Suite 1150, Denver, CO 80202.


         The Investment Adviser has engaged in no other business, profession, vocation or employment since its incorporation on November 7, 1986.

         The following individuals serve as Directors or officers of the Investment Adviser (unless otherwise indicated, each named individual has held the position or positions described under "Principal Occupation" for at least the past two fiscal years):

                       POSITION WITH
NAME                 INVESTMENT ADVISER
----                 ------------------
Fred R. Kelly, Jr.       Director, President, Secretary and Treasurer(1)
Mary F. Phillips         Vice President and Assistant Secretary(2)

(1) For the previous two fiscal years of the Fund through November 30, 1994, Mr. Kelly served as Secretary and Treasurer to the Fund and was Vice President of the Investment Adviser through November 17, 1994.

(2) For the previous two fiscal years of the Fund, through November 17, 1994, Ms. Phillips served as Operations Manager for the Investment Adviser.

         The principal business address of each of the foregoing persons is 1200 Seventeenth Street, Suite 1150, Denver, Colorado 80202.

ITEM 29. PRINCIPAL UNDERWRITERS


                 (a) SMITH HAYES also is principal underwriter for the shares of SMITH HAYES Trust, Inc. and Stratus Fund, Inc. Conley Smith, Inc., an affiliate of SMITH HAYES, is the investment adviser to SMITH HAYES Trust, Inc.


                 (b) Information required with respect to each director, officer or partner of SMITH HAYES, the principal underwriter named in the answer to Item 21:

                 SMITH HAYES FINANCIAL SERVICES CORPORATION


       (1)                              (2)                                    (3)
                               POSITIONS AND OFFICES                  POSITIONS AND OFFICES
      NAME                        WITH UNDERWRITER                       WITH REGISTRANT
      ----                        ----------------                       ---------------
Thomas C. Smith               Chairman and President                             None

Max H. Callen                 Director and Vice President                        None

George W. Peterson            Director and Vice President                        None

Arnold J. Walters             Director and Vice President                        None

Allen J. Moore                Director and Vice President                        None

Sharon A. Shelley             Director, Vice President, Secretary
                               and Treasurer                                     None

Larry J. Vawter               Vice President                                     None

John H. Conley                Director*                                          None

W. Don Nelson                 Vice President                                     None


* Mr. Conley's business address is 444 Regency Parkway, Suite 100, Omaha, Nebraska 68114

         Unless otherwise noted, the principal business address of each of the foregoing persons is 200 Centre Terrace, 1225 L Street, P.O. Box 83000 Lincoln, Nebraska 68501.

                 (c) Information required with respect to all commissions and other compensation received by each principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such an affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year: Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         All accounts and records of the Registrant, and all documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder, are in the physical possession of Fred R. Kelly, Jr., at 1200 Seventeenth Street, Suite 1150, Denver, Colorado 80202.

ITEM 31. MANAGEMENT SERVICES

         Not Applicable.

ITEM 32. UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, State of Colorado, on the 28th day of January, 1998.


                                COLORADO BONDSHARES-A TAX-EXEMPT FUND

                                By: /s/   Andrew B. Shaffer
                                          Andrew B. Shaffer,
                                          Secretary and Treasurer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


      NAME                            CAPACITY                       DATE
      ----                            --------                       ----
/s/ George N. Donnelly     Chairman of the Board, President      January 28,
                                                                 1998
George N. Donnelly         and Trustee


/s/ Andrew B. Shaffer      Trustee, Treasurer and Secretary      January 28,
                                                                 1998
Andrew B. Shaffer

                              INDEX TO EXHIBITS


11.1     Consent of Legal Counsel

11.2     Consent of Independent Auditors

27.      Financial Data Schedule